                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-2214


                            Columbia Funds Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


     One Financial Center, Boston, Massachusetts               02111
--------------------------------------------------------------------------------
       (Address of principal executive offices)              (Zip code)


                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-772-3698


Date of fiscal year end: May 31, 2006


Date of reporting period: November 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[PHOTO]



                     COLUMBIA HIGH YIELD OPPORTUNITY FUND

                               Semiannual Report
                               November 30, 2005

                  PRESIDENT'S MESSAGE
                                                 ----------------------------------
                         Columbia High Yield Opportunity Fund

[PHOTO]



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004. Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Managers' Report. 5

                        Investment Portfolio....... 7

                    Statement of Assets and Liabilities. 31

                    Statement of Operations............. 32

                    Statement of Changes in Net Assets.. 33

                    Notes to Financial Statements....... 35

                    Financial Highlights................ 42

                    Board Consideration and Approval of
                    Investment Advisory Agreements...... 46

                    Summary of Management Fee Evaluation
                    by Independent Fee Consultant....... 49

                    Important Information
                    About This Report................... 52

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                  PERFORMANCE INFORMATION
                                                   ----------------------------
                         Columbia High Yield Opportunity Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHTER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment 12/01/95 - 11/30/05 ($)

                          sales charge without  with
                          ---------------------------
                          Class A      16,695  15,902
                          ---------------------------
                          Class B      15,487  15,487
                          ---------------------------
                          Class C      15,686  15,686
                          ---------------------------
                          Class Z      16,985     n/a

Growth of a $10,000 investment 12/01/95 - 11/30/05

                                    [CHART]

             Class A shares    Class A shares    CSFB High    JP Morgan Global
              without sales  with sales charge  Yield Index   High Yield Index
             --------------  -----------------  -----------   ----------------
                $10,000           $ 9,525        $10,000         $10,000
12/31/1995       10,195             9,711         10,127          10,162
 1/31/1996       10,376             9,884         10,319          10,355
 2/29/1996       10,468             9,971         10,374          10,417
 3/31/1996       10,376             9,883         10,346          10,383
 4/30/1996       10,438             9,942         10,402          10,447
 5/31/1996       10,516            10,017         10,486          10,527
 6/30/1996       10,516            10,017         10,509          10,572
 7/31/1996       10,579            10,077         10,604          10,643
 8/31/1996       10,770            10,258         10,719          10,800
 9/30/1996       11,058            10,533         10,904          11,056
10/31/1996       11,058            10,533         10,995          11,158
11/30/1996       11,270            10,734         11,167          11,363
12/31/1996       11,442            10,899         11,385          11,485
 1/31/1997       11,542            10,993         11,468          11,576
 2/28/1997       11,791            11,231         11,683          11,775
 3/31/1997       11,556            11,007         11,553          11,583
 4/30/1997       11,674            11,120         11,655          11,692
 5/31/1997       11,964            11,395         11,890          11,962
 6/30/1997       12,153            11,575         12,051          12,120
 7/31/1997       12,445            11,854         12,307          12,442
 8/31/1997       12,480            11,888         12,373          12,449
 9/30/1997       12,777            12,170         12,618          12,697
10/31/1997       12,777            12,170         12,617          12,679
11/30/1997       12,883            12,271         12,707          12,793
12/31/1997       13,029            12,410         12,822          12,909
 1/31/1998       13,299            12,667         13,040          13,109
 2/28/1998       13,372            12,737         13,142          13,210
 3/31/1998       13,536            12,893         13,208          13,343
 4/30/1998       13,573            12,928         13,307          13,410
 5/31/1998       13,592            12,946         13,347          13,429
 6/30/1998       13,648            12,999         13,375          13,457
 7/31/1998       13,813            13,157         13,468          13,570
 8/31/1998       12,902            12,290         12,554          12,690
 9/30/1998       12,792            12,184         12,553          12,678
10/31/1998       12,569            11,972         12,303          12,405
11/30/1998       13,395            12,758         12,926          13,089
12/31/1998       13,310            12,678         12,897          13,035
 1/31/1999       13,531            12,889         13,018          13,191
 2/28/1999       13,548            12,904         12,991          13,124
 3/31/1999       13,816            13,160         13,109          13,286
 4/30/1999       14,056            13,388         13,399          13,623
 5/31/1999       13,793            13,138         13,254          11,225
 6/30/1999       13,873            13,214         13,260          13,429
 7/31/1999       13,916            13,255         13,267          13,433
 8/31/1999       13,854            13,196         13,149          13,299
 9/30/1999       13,789            13,134         13,048          13,203
10/31/1999       13,812            13,156         12,984          13,130
11/30/1999       14,044            13,377         13,160          13,344
12/31/1999       14,133            13,461         13,320          13,475
 1/31/2000       13,976            13,312         13,266          13,424
 2/29/2000       14,188            13,514         13,349          13,478
 3/31/2000       13,972            13,309         13,148          13,248
 4/30/2000       13,882            13,222         13,129          13,246
 5/31/2000       13,616            12,970         12,919          13,058
 6/30/2000       13,727            13,075         13,208          13,315
 7/31/2000       13,865            13,207         13,332          13,432
 8/31/2000       14,003            13,338         13,421          13,536
 9/30/2000       13,769            13,115         13,298          13,358
10/31/2000       13,167            12,542         12,884          12,967
11/30/2000       12,411            11,822         12,377          12,472
12/31/2000       12,676            12,074         12,626          12,691
 1/31/2001       13,676            13,026         13,383          13,460
 2/28/2001       13,715            13,064         13,518          13,616
 3/31/2001       13,187            12,561         13,249          13,349
 4/30/2001       12,879            12,267         13,111          13,209
 5/31/2001       12,997            12,380         13,374          13,468
 6/30/2001       12,436            11,845         13,166          13,235
 7/31/2001       12,426            11,836         13,307          13,369
 8/31/2001       12,518            11,923         13,494          13,543
 9/30/2001       11,514            10,967         12,643          12,649
10/31/2001       11,930            11,363         12,932          12,964
11/30/2001       12,350            11,763         13,349          13,404
12/31/2001       12,324            11,738         13,357          13,387
 1/31/2002       12,452            11,860         13,482          13,485
 2/28/2002       12,231            11,650         13,386          13,384
 3/31/2002       12,443            11,852         13,693          13,686
 4/30/2002       12,547            11,951         13,910          13,894
 5/31/2002       12,377            11,789         13,862          13,847
 6/30/2002       11,759            11,201         13,379          13,348
 7/31/2002       11,433            10,890         12,997          12,977
 8/31/2002       11,473            10,929         13,165          13,097
 9/30/2002       11,370            10,830         13,004          12,943
10/31/2002       11,252            10,718         12,924          12,850
11/30/2002       11,713            11,157         13,608          13,516
12/31/2002       11,798            11,237         13,774          13,673
 1/31/2003       12,030            11,459         14,149          14,028
 2/28/2003       12,176            11,597         14,358          14,233
 3/31/2003       12,412            11,822         14,726          14,576
 4/30/2003       13,040            12,420         15,478          15,299
 5/31/2003       13,097            12,475         15,702          15,512
 6/30/2003       13,460            12,821         16,161          15,965
 7/31/2003       13,364            12,730         16,030          15,864
 8/31/2003       13,485            12,844         16,210          16,021
 9/30/2003       13,885            13,226         16,652          16,465
10/31/2003       14,163            13,490         16,992          16,771
11/30/2003       14,462            13,775         17,225          17,006
12/31/2003       14,826            14,122         17,622          17,436
 1/31/2004       15,096            14,379         17,964          17,755
 2/29/2004       15,016            14,303         17,973          17,769
 3/31/2004       15,033            14,319         18,094          17,908
 4/30/2004       15,049            14,334         18,068          17,842
 5/31/2004       14,838            14,134         17,783          17,565
 6/30/2004       15,064            14,348         18,059          17,832
 7/31/2004       15,225            14,502         18,290          18,057
 8/31/2004       15,461            14,727         18,588          18,360
 9/30/2004       15,766            15,017         18,870          18,625
10/31/2004       16,042            15,280         19,195          18,938
11/30/2004       16,359            15,582         19,439          19,150
12/31/2004       16,577            15,789         19,730          19,448
 1/31/2005       16,549            15,763         19,726          19,446
 2/28/2005       16,790            15,993         19,987          19,711
 3/31/2005       16,298            15,524         19,509          19,222
 4/30/2005       16,055            15,293         19,316          19,055
 5/31/2005       16,165            15,397         19,554          19,335
 6/30/2005       16,493            15,709         19,880          19,664
 7/31/2005       16,816            16,017         20,152          19,925
 8/31/2005       16,892            16,089         20,257          20,047
 9/30/2005       16,711            15,917         20,061          19,876
10/31/2005       16,539            15,753         19,872          19,723
11/30/2005       16,695            15,902         20,007          19,854


The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia High Yield Opportunity Fund during the stated time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Credit Suisse First Boston (CSFB) High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. The JP Morgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 11/30/05 (%)

     Share class                A             B            C          Z
     ----------------------------------------------------------------------
     Inception              10/21/71      06/08/92      01/15/96   01/08/99
     ----------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     ----------------------------------------------------------------------
     6-month (cumulative)  3.32   -1.59  2.94   -2.02  3.01   2.02   3.45
     ----------------------------------------------------------------------
     1-year                2.09   -2.76  1.33   -3.37  1.48   0.54   2.34
     ----------------------------------------------------------------------
     5-year                6.11    5.08  5.33    5.05  5.49   5.49   6.37
     ----------------------------------------------------------------------
     10-year               5.26    4.75  4.47    4.47  4.60   4.60   5.44
     ----------------------------------------------------------------------

Average annual total return as of 09/30/05 (%)

     Share class                A             B            C          Z
     ---------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     ---------------------------------------------------------------------
     6-month (cumulative)  2.53   -2.34  2.15   -2.77  2.23   1.24  2.66
     ---------------------------------------------------------------------
     1-year                5.99    0.96  5.20    0.32  5.36   4.38  6.26
     ---------------------------------------------------------------------
     5-year                3.95    2.94  3.18    2.90  3.34   3.34  4.20
     ---------------------------------------------------------------------
     10-year               5.46    4.95  4.67    4.67  4.80   4.80  5.63
     ---------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
Class C is a newer class of shares. Its performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. Class A shares were initially offered on October 21, 1971, class B shares were initially offered on June 8, 1992, and class C shares were initially offered on January 15, 1996.
Class Z is a newer class of shares. Its performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to its inception. The returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher. Class Z shares were initially offered on January 8, 1999.

               FUND PROFILE
                            ------------------------------------
                            Columbia High Yield Opportunity Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Top 10 issuers as of 11/30/05 (%)

                    Spanish Broadcasting System, Inc.   1.2
                    ---------------------------------------
                    Qwest Corp.                         1.2
                    ---------------------------------------
                    Eldorado Casino Shreveport/
                      Shreveport Capital Corp.          1.1
                    ---------------------------------------
                    General Motors Acceptance Corp.     1.0
                    ---------------------------------------
                    Sonat, Inc.                         1.0
                    ---------------------------------------
                    Allied Waste North America, Inc.    0.9
                    ---------------------------------------
                    Williams Companies, Inc.            0.9
                    ---------------------------------------
                    Dex Media West LLC                  0.8
                    ---------------------------------------
                    CSC Holdings, Inc.                  0.8
                    ---------------------------------------
                    Charter Communications Holdings LLC 0.8
                    ---------------------------------------


Maturity Breakdown as of 11/30/05 (%)

                               0 - 3 years    3.8
                               ------------------
                               3 - 5 years   12.3
                               ------------------
                               5 - 7 years   33.3
                               ------------------
                               7 - 10 years  40.3
                               ------------------
                               10 - 15 years  1.1
                               ------------------
                               15 - 20 years  1.6
                               ------------------
                               20 - 30 years  2.9
                               ------------------
                               Other          4.7
                               ------------------

Quality breakdown as of 11/30/05 (%)

                             BBB               0.2
                             ---------------------
                             BB               19.8
                             ---------------------
                             B                49.7
                             ---------------------
                             CCC              19.8
                             ---------------------
                             CC                1.4
                             ---------------------
                             Non-rated         3.6
                             ---------------------
                             Cash equivalents  5.5
                             ---------------------

Portfolio structure as of 11/30/05 (%)

                        Corporate fixed-income
                          bonds & notes             84.7
                        --------------------------------
                        Preferred stocks             2.2
                        --------------------------------
                        Common stocks and warrants   1.5
                        --------------------------------
                        Convertible bonds            1.3
                        --------------------------------
                        Municipal bond (taxable)     0.7
                        --------------------------------
                        Cash equivalents, net other
                          assets & liabilities       9.6
                        --------------------------------




Maturity and quality breakdowns are calculated as a percentage of investments. Ratings shown in the quality breakdowns represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies:
Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.
Portfolio structure and top 10 issuers are calculated as a percentage of net assets.
Management Style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

.. For the six-month period ended November 30, 2005, the fund's class A shares returned 3.32% without sales charge.

..  The fund outperformed both its peer group and its benchmark indexes.

.. The fund's investments in the wireless telecom, energy and utility industries all contributed positively to overall performance.

              [GRAPHIC]

                           CSFB
 Class A shares      High Yield Index
 --------------      ----------------
     3.32%                2.32%

The Credit Suisse First Boston (CSFB) High Yield Index is a broad-based, unmanaged index that tracks the performance of high-yield bonds. It is unmanaged and unavailable for investment. The JP Morgan Global High Yield Index is designed to mirror the investable universe of the US dollar global high-yield corporate debt market, including domestic and international issues. It is unmanaged and unavailable for investment.

                                   Objective
                  Seeks high current income and total return

                               Total Net Assets
                                $478.1 million

Management Style

                                    [GRAPHIC]

                 UNDERSTANDING YOUR EXPENSES
                                                      --------------------------
                           Columbia High Yield Opportunity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 06/01/05 - 11/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,033.24   1,019.30    5.86       5.82            1.15
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,029.33   1,015.54    9.67       9.60            1.90
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,030.13   1,016.29    8.91       8.85            1.75
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,034.49   1,020.56    4.59       4.56            0.90
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the distributor and transfer agent not waived a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                     ECONOMIC UPDATE
                                                --------------------------------
                       Columbia High Yield Opportunity Fund

The US economy moved ahead at a healthy pace during the six-month period that began June 1, 2005 and ended November 30, 2005. Gross domestic product expanded at an annualized rate of 3.8% as job growth helped buoy consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the summer. During the six-month period, the economy added an average of 146,000 new jobs each month, even with a weak September, when only 17,000 net new jobs were added. In fact, September's job figures, though low compared to other months, came as good news after original estimates had been for net job losses of as high as 35,000.

Energy prices hit a record price of approximately $70 per barrel mid way through the period and sent consumer confidence into a tailspin that continued in the wake of the twin storms. Yet the economy picked up strength as the period wore on -- and so did consumer confidence, which moved sharply higher in November as the price of oil retreated and the job market stabilized. The latest data on the economy suggest that it has retained considerable momentum. A mini-wave of home refinancing activity put additional cash into consumer pockets early in the summer. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand.

Bonds slumped as interest rates moved higher

The US bond market came to a standstill as intermediate and long-term interest rates moved higher near the end of the six-month reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.50%, 50 basis points higher than where it started the period. (A basis point is one hundredth of a percent.) In this environment, the Lehman Brothers Aggregate Bond Index returned negative 0.48% for the six-month period. High-yield bonds led the fixed income markets despite a setback as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 2.57%.

The Fed's short-term rate hikes continued

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 3.0% to 4.0% in four consecutive one-quarter point increases./1/ In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, outgoing Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.88% for this reporting period. However, there was a wide gap among the various style and market capitalization segments of the market. Large-cap value stocks returned a modest 5.70%, as measured by the Russell 1000 Value Index/2/. Small-cap growth stocks led other sectors, as measured by the Russell 2000 Growth Index, which gained 11.68%.

/1/The federal funds rate was increased to 4.25% on December 13, 2005.
/2/The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Summary
For the six-month period ended November 30, 2005

..  Investment-grade bonds slumped, as measured by the Lehman Brothers Aggregate
   Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [GRAPHIC]

Lehman Index        Merill Lynch Index
------------        ------------------
   -0.48%                  2.57%

..  Despite volatility, the broad stock market, as measured by the S&P 500
   Index, returned 5.88%. Small-cap growth stocks were the period's best performers, as measured by the Russell 2000 Growth Index.

                                  [GRAPHIC]

S&P Index          Russell Index
---------          -------------
  5.88%                11.68%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.
The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

               PORTFOLIO MANAGERS' REPORT
                                                     ----------------------------------
                             Columbia High Yield Opportunity Fund

For the six-month period ended November 30, 2005, class A shares of Columbia High Yield Opportunity Fund returned 3.32% without sales charge. The fund outperformed its benchmarks, the CSFB High Yield Index and the JP Morgan Global High Yield Index, which returned 2.32% and 2.72%, respectively. It also outperformed its peer group, the Lipper High Current Yield Funds Category, which averaged a return of 2.90% for the same period./1/

Even though the fund gave up some performance because of its heavy weight in lower-rated securities, it made up ground -- and then some -- with favorable industry allocation. The biggest winners for the fund included the wireless telecom sector, energy and utility companies. Wireless holdings were pushed higher by the combined effects of strong growth and industry consolidation. Fund holdings such as Nextel Partners, Inc., Western Wireless Corp., US Unwired, Inc. and Alamosa Holdings, Inc. all benefited from acquisitions by investment grade companies. Western Wireless Corp. was sold before the end of the period. Energy and utility companies posted unusually robust operating results, boosted by sustained high prices for oil and gas. As a result, the fund added to its positions in Chesapeake Energy Corp. and the Williams Companies, Inc.

By comparison, paper and packaging industry bonds lagged during the period, as bottom line profits fell because companies were unable to pass on higher costs. In particular, the competitive position of Canadian paper company Tembec Industries, Inc. was hurt by lumber tariffs and the strength in the Canadian dollar. Intensifying competition hurt the cable television industry, which affected the fund's position in Charter Communications Holdings LLC, a holding that we reduced on fairly advantageous terms following the announcement of a debt exchange offer. Individual detractors from performance included Merisant Worldwide, Inc., the manufacturer of Equal, which has faced increasing competition from Johnson and Johnson's Splenda, and auto parts supplier Delco Remy International, Inc., which was hurt by ongoing pressure on domestic automobile manufacturers and sold from the portfolio.

Although the fund's lack of exposure to the automotive sector at the beginning of the period aided results, we established positions in Ford

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 11/30/05 ($)

                                  Class A 4.52
                                  ------------
                                  Class B 4.52
                                  ------------
                                  Class C 4.52
                                  ------------
                                  Class Z 4.52

Distributions declared per share 06/01/05 - 11/30/05 ($)

                                  Class A 0.19
                                  ------------
                                  Class B 0.17
                                  ------------
                                  Class C 0.18
                                  ------------
                                  Class Z 0.20

SEC yields as of 11/30/05 (%)

                                  Class A 6.61
                                  ------------
                                  Class B 6.19
                                  ------------
                                  Class C 6.34
                                  ------------
                                  Class Z 7.20

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Holdings discussed in this report as of 11/30/05 (%)

                    Ford Motor Credit Co.               0.3
                    ---------------------------------------
                    General Motors Corp.                0.2
                    ---------------------------------------
                    Nextel Partners, Inc.               0.2
                    ---------------------------------------
                    US Unwired, Inc.                    0.4
                    ---------------------------------------
                    Alamosa Holdings, Inc.              0.2
                    ---------------------------------------
                    Chesapeake Energy Corp.             0.5
                    ---------------------------------------
                    Williams Companies, Inc.            0.9
                    ---------------------------------------
                    Tembec Industries, Inc.             0.2
                    ---------------------------------------
                    Charter Communications Holdings LLC 0.8
                    ---------------------------------------
                    Merisant Worldwide, Inc.            0.1

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

                                                 ---------------------------------------
                         Columbia High Yield Opportunity Fund

and GM soon after the companies lost their investment-grade status. We believe automotive companies face significant operational challenges in the years ahead, but Ford and GM bonds enjoy some credit protection in the form of profitable finance subsidiaries, which, in theory, can be spun off from their respective parent companies.

High-yield investors became more risk averse during the period, the result of bankruptcies at Delphi Corp. and Collins & Aikman as well as the historic credit downgrades at Ford Motor Credit Co. and General Motors Corp. We responded to this trend towards higher-quality securities by reducing our exposure to CCC- and-lower rates securities, from 39.5% to 24.8% of total assets.

Looking ahead

Our outlook for the high-yield market remains cautiously optimistic. We expect solid economic growth and modest inflation in 2006. Even more important, we expect the Federal Reserve to cease its series of short-term interest rate hikes sometime in the first half of 2006. We expect default rates to rise somewhat, but also expect them to remain well below their historical averages. This overall macroeconomic environment has the potential to be favorable for the high-yield sector. Nevertheless, we plan to take a neutral stance toward the market because of our belief that prevailing prices already reflect these positive business prospects.

[PHOTO] Thomas A. LaPointe Thomas A. LaPointe, CFA, has co-managed Columbia High
                           Yield Opportunity Fund since February 2003 and has been
                           with the advisor or its predecessors or affiliate organizations since February 1999.

                           /s/

[PHOTO] Kevin L. Cronk Kevin L. Cronk, CFA, has co-managed the fund since
                       February 2003 and has been with the advisor or its predecessors or affiliate organizations since August 1999.

                       /s/

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds. International investing involves special risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Our outlook for the high-yield market remains cautiously optimistic.

       INVESTMENT PORTFOLIO
                                     ------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - 84.7%

BASIC MATERIALS - 8.0%
Chemicals - 4.2%                                                 Par ($)  Value ($)
----------------------------------- ----------------------- ------------ ----------
Agricultural Chemicals - 1.3%
                                    ----------------------- ------------ ----------
                   IMC Global, Inc. 10.875% 08/01/13           1,050,000  1,220,625
                                    ----------------------- ------------ ----------
                Terra Capital, Inc. 12.875% 10/15/08           1,920,000  2,236,800
                                    ----------------------- ------------ ----------
                  UAP Holding Corp. (a) 07/15/12
                                    (10.750% 01/15/08)         1,190,000  1,023,400
                                    ----------------------- ------------ ----------
               United Agri Products 8.250% 12/15/11            1,618,000  1,690,810
                                    ----------------------- ------------ ----------
                                                                          6,171,635
Chemicals - Diversified - 2.5%
                                    ----------------------- ------------ ----------
      BCP Crystal US Holdings Corp. 9.625% 06/15/14              917,000  1,017,870
                                    ----------------------- ------------ ----------
              EquiStar Chemicals LP 10.625% 05/01/11             505,000    559,288
                                    ----------------------- ------------ ----------
         Huntsman International LLC 7.375% 01/01/15            1,415,000  1,365,475
                                    ----------------------- ------------ ----------
                       Huntsman LLC 11.500% 07/15/12           1,570,000  1,774,100
                                    ----------------------- ------------ ----------
Innophos Investments Holdings, Inc. PIK,
                                    12.340% 02/15/15 (b)(c)    1,101,693  1,037,812
                                    ----------------------- ------------ ----------
              Lyondell Chemical Co. 9.625% 05/01/07            1,610,000  1,690,500
                                    ----------------------- ------------ ----------
                       Nell AF SARL 8.375% 08/15/15 (b)          870,000    852,600
                                    8.375% 08/15/15 (b)     EUR  735,000    866,565
                                    ----------------------- ------------ ----------
               NOVA Chemicals Corp. 6.500% 01/15/12            1,620,000  1,583,550
                                    7.561% 11/15/13 (b)(c)     1,010,000  1,030,200
                                    ----------------------- ------------ ----------
                                                                         11,777,960
Chemicals - Specialty - 0.4%
                                    ----------------------- ------------ ----------
                          Rhodia SA 8.875% 06/01/11            2,020,000  2,050,300
                                    ----------------------- ------------ ----------
                                                                          2,050,300
                                                                         ----------
                                                         Chemicals Total 19,999,895
Forest Products & Paper - 3.1%
Forestry - 0.3%
                                    ----------------------- ------------ ----------
Millar Western Forest Products Ltd. 7.750% 11/15/13              700,000    539,000
                                    ----------------------- ------------ ----------
            Tembec Industries, Inc. 8.500% 02/01/11            1,605,000    971,025
                                    ----------------------- ------------ ----------
                                                                          1,510,025
Paper & Related Products - 2.8%
                                    ----------------------- ------------ ----------
         Abitibi-Consolidated, Inc. 8.375% 04/01/15            1,325,000  1,285,250
                                    ----------------------- ------------ ----------
                  Boise Cascade LLC 7.025% 10/15/12 (c)        1,370,000  1,342,600
                                    7.125% 10/15/14            1,250,000  1,150,000

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

  Corporate Fixed-Income Bonds & Notes - (continued)

  BASIC MATERIALS - (continued)
  Forest Products & Paper - (continued)                       Par ($)   Value ($)
  -------------------------------------- ------------------ ---------- ----------
  Paper & Related Products - (continued)
                                         ------------------ ---------- ----------
              Buckeye Technologies, Inc. 8.500% 10/01/13      480,000     480,000
                                         ------------------ ---------- ----------
              Caraustar Industries, Inc. 9.875% 04/01/11    1,075,000   1,077,688
                                         ------------------ ---------- ----------
                   Georgia-Pacific Corp. 8.000% 01/15/24    3,225,000   3,120,187
                                         ------------------ ---------- ----------
                      Neenah Paper, Inc. 7.375% 11/15/14      790,000     703,100
                                         ------------------ ---------- ----------
                      Newark Group, Inc. 9.750% 03/15/14    1,855,000   1,632,400
                                         ------------------ ---------- ----------
                           NewPage Corp. 10.000% 05/01/12   1,070,000   1,045,925
                                         ------------------ ---------- ----------
                             Norske Skog 7.375% 03/01/14      995,000     902,963
                                         8.625% 06/15/11      450,000     439,875
                                         ------------------ ---------- ----------
                                                                       13,179,988
                                                                       ----------
                                         Forest Products & Paper Total 14,690,013
  Iron/Steel - 0.6%
  Steel - Producers - 0.2%
                                         ------------------ ---------- ----------
                    Steel Dynamics, Inc. 9.500% 03/15/09    1,080,000   1,138,050
                                         ------------------ ---------- ----------
                                                                        1,138,050
  Steel - Specialty - 0.4%
                                         ------------------ ---------- ----------
                      UCAR Finance, Inc. 10.250% 02/15/12   1,771,000   1,872,833
                                         ------------------ ---------- ----------
                                                                        1,872,833
                                                                       ----------
                                                   Iron/Steel Total     3,010,883
  Metals & Mining - 0.1%
  Mining Services - 0.1%
                                         ------------------ ---------- ----------
  Hudson Bay Mining & Smelting Co., Ltd. 9.625% 01/15/12      560,000     595,000
                                         ------------------ ---------- ----------
                                                                          595,000
                                                                       ----------
                                              Metals & Mining Total       595,000
                                                                       ----------
                                              BASIC MATERIALS TOTAL    38,295,791

  COMMUNICATIONS - 18.1%
  Media - 7.4%
  Broadcast Services/Programs - 0.2%
                                         ------------------ ---------- ----------
             Fisher Communications, Inc. 8.625% 09/15/14      860,000     907,300
                                         ------------------ ---------- ----------
                                                                          907,300
  Cable TV - 3.1%
                                         ------------------ ---------- ----------
          Atlantic Broadband Finance LLC 9.375% 01/15/14    1,855,000   1,674,137

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Media - (continued)                                              Par ($)  Value ($)
-------------------------------------- ----------------------- --------- ----------
Cable TV - (continued)
                                       ----------------------- --------- ----------
Charter Communications Holdings II LLC 10.250% 09/15/10        1,000,000  1,000,000
                                       ----------------------- --------- ----------
   Charter Communications Holdings LLC 9.920% 04/01/14 (b)     5,775,000  3,609,375
                                       ----------------------- --------- ----------
                    CSC Holdings, Inc. 7.000% 04/15/12 (b)       625,000    595,313
                                       7.625% 04/01/11         3,320,000  3,311,700
                                       ----------------------- --------- ----------
                    EchoStar DBS Corp. 6.625% 10/01/14         1,950,000  1,881,750
                                       ----------------------- --------- ----------
                    Insight Midwest LP 9.750% 10/01/09         1,255,000  1,295,788
                                       ----------------------- --------- ----------
Pegasus Satellite Communications, Inc. 11.250% 01/15/10 (b)(d) 2,325,000    232,500
                                       ----------------------- --------- ----------
              Telenet Group Holding NV (a) 06/15/14
                                       (11.500% 12/15/08) (b)  1,662,000  1,327,522
                                       ----------------------- --------- ----------
                                                                         14,928,085
Multimedia - 0.7%
                                       ----------------------- --------- ----------
        Advanstar Communications, Inc. 15.000% 10/15/11        1,325,000  1,387,938
                                       ----------------------- --------- ----------
           Haights Cross Operating Co. 11.750% 08/15/11          665,000    721,525
                                       ----------------------- --------- ----------
                     Lamar Media Corp. 6.625% 08/15/15 (b)     1,445,000  1,452,225
                                       ----------------------- --------- ----------
                                                                          3,561,688
Publishing - Newspapers - 0.5%
                                       ----------------------- --------- ----------
                       Hollinger, Inc. 11.875% 03/01/11 (b)    1,009,000  1,009,000
                                       12.875% 03/01/11 (b)    1,474,000  1,555,070
                                       ----------------------- --------- ----------
                                                                          2,564,070
Publishing - Periodicals - 1.8%
                                       ----------------------- --------- ----------
                       Dex Media, Inc. (a) 11/15/13
                                       (9.000% 11/15/08)       1,230,000    971,700
                                       ----------------------- --------- ----------
                    Dex Media West LLC 9.875% 08/15/13         3,607,000  4,017,296
                                       ----------------------- --------- ----------
                        PriMedia, Inc. 8.875% 05/15/11         2,320,000  2,233,000
                                       ----------------------- --------- ----------
                 WDAC Subsidiary Corp. 8.375% 12/01/14 (b)     1,385,000  1,329,600
                                       ----------------------- --------- ----------
                                                                          8,551,596
Television - 1.1%
                                       ----------------------- --------- ----------
                  LIN Television Corp. 6.500% 05/15/13 (b)       450,000    433,125
                                       ----------------------- --------- ----------
           Paxson Communications Corp. (a) 01/15/09
                                       (12.250% 01/15/06)      1,955,000  2,016,094
                                       10.750% 07/15/08          495,000    508,612
                                       ----------------------- --------- ----------
        Sinclair Broadcast Group, Inc. 8.750% 12/15/11         2,080,000  2,199,600
                                       ----------------------- --------- ----------
                                                                          5,157,431
                                                                         ----------
                                                             Media Total 35,670,170

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Telecommunication Services - 10.7%                            Par ($)  Value ($)
----------------------------------- ----------------------- --------- ----------
Cellular Telecommunications - 3.5%
                                    ----------------------- --------- ----------
           American Cellular Corp.  10.000% 08/01/11        1,805,000  1,958,425
                                    ----------------------- --------- ----------
                      Digicel Ltd.  9.250% 09/01/12 (b)     1,655,000  1,704,650
                                    ----------------------- --------- ----------
     Dobson Cellular Systems, Inc.  8.375% 11/01/11         1,605,000  1,701,300
                                    ----------------------- --------- ----------
                 Horizon PCS, Inc.  11.375% 07/15/12          325,000    374,563
                                    ----------------------- --------- ----------
                   iPCS Escrow Co.  11.500% 05/01/12          790,000    910,475
                                    ----------------------- --------- ----------
             Nextel Partners, Inc.  8.125% 07/01/11         1,070,000  1,147,575
                                    ----------------------- --------- ----------
               Rogers Cantel, Inc.  9.750% 06/01/16         2,080,000  2,485,600
                                    ----------------------- --------- ----------
             Rogers Wireless, Inc.  8.000% 12/15/12         1,295,000  1,372,700
                                    ----------------------- --------- ----------
              Rural Cellular Corp.  8.250% 03/15/12         1,355,000  1,419,362
                                    9.750% 01/15/10           375,000    375,938
                                    10.041% 11/01/12 (b)(c) 1,315,000  1,308,425
                                    ----------------------- --------- ----------
                  US Unwired, Inc.  10.000% 06/15/12        1,845,000  2,098,687
                                    ----------------------- --------- ----------
                                                                      16,857,700
Satellite Telecommunications - 1.4%
                                    ----------------------- --------- ----------
           Inmarsat Finance II PLC  (a) 11/15/12
                                    (10.375% 11/15/08)      2,285,000  1,859,419
                                    ----------------------- --------- ----------
             Intelsat Bermuda Ltd.  8.250% 01/15/13 (b)     2,685,000  2,678,287
                                    ----------------------- --------- ----------
                    PanAmSat Corp.  9.000% 08/15/14         1,031,000  1,083,839
                                    ----------------------- --------- ----------
      Zeus Special Subsidiary Ltd.  (a) 02/01/15
                                    (9.250% 02/01/10) (b)   1,780,000  1,161,450
                                    ----------------------- --------- ----------
                                                                       6,782,995
Telecommunication Equipment - 0.3%
                                    ----------------------- --------- ----------
         Lucent Technologies, Inc.  6.450% 03/15/29         1,790,000  1,539,400
                                    ----------------------- --------- ----------
                                                                       1,539,400
Telecommunication Services - 1.0%
                                    ----------------------- --------- ----------
      Syniverse Technologies, Inc.  7.750% 08/15/13 (b)     1,210,000  1,229,662
                                    ----------------------- --------- ----------
         Time Warner Telecom, Inc.  10.125% 02/01/11        2,690,000  2,817,775
                                    ----------------------- --------- ----------
Time Warner Telecom Holdings, Inc.  9.250% 02/15/14           750,000    770,625
                                    ----------------------- --------- ----------
                                                                       4,818,062

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

COMMUNICATIONS - (continued)
Telecommunication Services - (continued)                         Par ($)   Value ($)
---------------------------------------- --------------------- ---------- ----------
Telephone - Integrated - 3.9%
                                         --------------------- ---------- ----------
                          Axtel SA de CV 11.000% 12/15/13      1,175,000   1,313,063
                                         --------------------- ---------- ----------
                   Cincinnati Bell, Inc. 7.000% 02/15/15       2,880,000   2,772,000
                                         --------------------- ---------- ----------
             Citizens Communications Co. 9.000% 08/15/31       2,280,000   2,262,900
                                         --------------------- ---------- ----------
             Qwest Capital Funding, Inc. 6.875% 07/15/28       3,205,000   2,892,512
                                         --------------------- ---------- ----------
Qwest Communications International, Inc. 7.500% 02/15/14 (b)   2,180,000   2,212,700
                                         --------------------- ---------- ----------
                             Qwest Corp. 7.500% 06/15/23       2,430,000   2,399,625
                                         8.875% 03/15/12       3,050,000   3,438,875
                                         --------------------- ---------- ----------
                            US LEC Corp. 12.716% 10/01/09 (c)    960,000   1,027,200
                                         --------------------- ---------- ----------
                                                                          18,318,875
Wireless Equipment - 0.6%
                                         --------------------- ---------- ----------
                   American Towers, Inc. 7.250% 12/01/11       1,825,000   1,902,563
                                         --------------------- ---------- ----------
            SBA Telecommunications, Inc. (a) 12/15/11
                                         (9.750% 12/15/07)       935,000     855,525
                                         --------------------- ---------- ----------
                                                                           2,758,088
                                                                          ----------
                                         Telecommunication Services Total 51,075,120
                                                                          ----------
                                                   COMMUNICATIONS TOTAL   86,745,290

CONSUMER CYCLICAL - 15.2%
Airlines - 0.4%
Airlines - 0.4%
                                         --------------------- ---------- ----------
              Continental Airlines, Inc. 7.568% 12/01/06       2,080,000   1,976,000
                                         --------------------- ---------- ----------
                                                                           1,976,000
                                                                          ----------
                                                         Airlines Total    1,976,000
Apparel - 1.4%
Apparel Manufacturers - 1.4%
                                         --------------------- ---------- ----------
                     Broder Brothers Co. 11.250% 10/15/10      1,430,000   1,315,600
                                         --------------------- ---------- ----------
                      Levi Strauss & Co. 9.750% 01/15/15       3,145,000   3,255,075
                                         --------------------- ---------- ----------
               Phillips-Van Heusen Corp. 7.250% 02/15/11       1,010,000   1,025,150
                                         8.125% 05/01/13       1,000,000   1,042,500
                                         --------------------- ---------- ----------
                                                                           6,638,325
                                                                          ----------
                                                          Apparel Total    6,638,325

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Auto Manufacturers - 0.5%                                            Par ($) Value ($)
---------------------------------------------- ------------------- --------- ---------
Auto - Cars/Light Trucks - 0.2%
                                               ------------------- --------- ---------
            General Motors Corp.               8.375% 07/15/33     1,210,000   825,825
                                               ------------------- --------- ---------
                                                                               825,825
Auto - Medium & Heavy Duty Trucks - 0.3%
                                               ------------------- --------- ---------
    Navistar International Corp.               7.500% 06/15/11     1,505,000 1,452,325
                                               ------------------- --------- ---------
                                                                             1,452,325
                                                                             ---------
                                                    Auto Manufacturers Total 2,278,150
Auto Parts & Equipment - 1.4%
Auto/Truck Parts & Equipment - Original - 0.2%
                                               ------------------- --------- ---------
Cooper-Standard Automotive, Inc.               7.000% 12/15/12       420,000   380,100
                                               8.375% 12/15/14       950,000   717,250
                                               ------------------- --------- ---------
                                                                             1,097,350
Auto/Truck Parts & Equipment - Replacement - 0.6%
                                               ------------------- --------- ---------
        Commercial Vehicle Group               8.000% 07/01/13 (b) 1,475,000 1,460,250
                                               ------------------- --------- ---------
                   Rexnord Corp.               10.125% 12/15/12    1,360,000 1,470,500
                                               ------------------- --------- ---------
                                                                             2,930,750
Rubber - Tires - 0.6%
                                               ------------------- --------- ---------
      Goodyear Tire & Rubber Co.               9.000% 07/01/15 (b) 2,890,000 2,824,975
                                               ------------------- --------- ---------
                                                                             2,824,975
                                                                             ---------
                                                Auto Parts & Equipment Total 6,853,075
Distribution/Wholesale - 0.2%
Distribution/Wholesale - 0.2%
                                               ------------------- --------- ---------
               Buhrmann US, Inc.               7.875% 03/01/15       945,000   937,913
                                               ------------------- --------- ---------
                                                                               937,913
                                                                             ---------
                                                Distribution/Wholesale Total   937,913
Entertainment - 1.3%
Casino Services - 0.2%
                                               ------------------- --------- ---------
  Tunica-Biloxi Gaming Authority               9.000% 11/15/15 (b) 1,095,000 1,092,263
                                               ------------------- --------- ---------
                                                                             1,092,263
Gambling (Non-Hotel) - 0.3%
                                               ------------------- --------- ---------
          Global Cash Access LLC               8.750% 03/15/12     1,459,000 1,550,187
                                               ------------------- --------- ---------
                                                                             1,550,187

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Entertainment - (continued)                                   Par ($) Value ($)
---------------------------------------- ------------------ --------- ---------
Music - 0.4%
                                         ------------------ --------- ---------
    Steinway Musical Instruments, Inc.   8.750% 04/15/11    1,350,000 1,410,750
                                         ------------------ --------- ---------
                    Warner Music Group   7.375% 04/15/14      270,000   263,250
                                         ------------------ --------- ---------
                                                                      1,674,000
Resorts/Theme Parks - 0.4%
                                         ------------------ --------- ---------
                       Six Flags, Inc.   9.625% 06/01/14    1,935,000 1,915,650
                                         ------------------ --------- ---------
                                                                      1,915,650
                                                                      ---------
                                                  Entertainment Total 6,232,100
Home Builders - 1.2%
Building - Residential/Commercial - 1.2%
                                         ------------------ --------- ---------
                     D.R. Horton, Inc.   9.750% 09/15/10    2,045,000 2,300,625
                                         ------------------ --------- ---------
        K. Hovnanian Enterprises, Inc.   8.875% 04/01/12    1,435,000 1,485,225
                                         10.500% 10/01/07     160,000   172,000
                                         ------------------ --------- ---------
                Standard Pacific Corp.   7.000% 08/15/15    1,075,000   978,250
                                         9.250% 04/15/12      625,000   637,500
                                         ------------------ --------- ---------
                                                                      5,573,600
                                                                      ---------
                                                  Home Builders Total 5,573,600
Home Furnishings - 0.2%
Home Furnishings - 0.2%
                                         ------------------ --------- ---------
                  WII Components, Inc.   10.000% 02/15/12   1,160,000 1,119,400
                                         ------------------ --------- ---------
                                                                      1,119,400
                                                                      ---------
                                               Home Furnishings Total 1,119,400
Leisure Time - 0.7%
Leisure & Recreational Products - 0.1%
                                         ------------------ --------- ---------
Bombardier Recreational Products, Inc.   8.375% 12/15/13      190,000   189,525
                                         ------------------ --------- ---------
                                                                        189,525
Recreational Centers - 0.6%
                                         ------------------ --------- ---------
                Equinox Holdings, Inc.   9.000% 12/15/09    1,110,000 1,137,750
                                         ------------------ --------- ---------
       Town Sports International, Inc.   (a) 02/01/14
                                         (11.000% 02/01/09) 2,640,000 1,755,600
                                         ------------------ --------- ---------
                                                                      2,893,350
                                                                      ---------
                                                   Leisure Time Total 3,082,875

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Lodging - 5.9%                                                             Par ($)  Value ($)
--------------------------------------------------- -------------------- --------- ----------
Casino Hotels - 5.9%
                                                    -------------------- --------- ----------
                                   CCM Merger, Inc. 8.000% 08/01/13 (b)    450,000    435,375
                                                    -------------------- --------- ----------
          Chukchansi Economic Development Authority 8.000% 11/15/13 (b)  1,495,000  1,502,475
                                                    -------------------- --------- ----------
      Circus & Eldorado/Silver Legacy Capital Corp. 10.125% 03/01/12     1,870,000  1,977,525
                                                    -------------------- --------- ----------
Eldorado Casino Shreveport/Shreveport Capital Corp. 10.000% 08/01/12     5,341,287  5,020,810
                                                    -------------------- --------- ----------
                                 Greektown Holdings 10.750% 12/01/13 (b) 1,495,000  1,504,344
                                                    -------------------- --------- ----------
                              Hard Rock Hotel, Inc. 8.875% 06/01/13      2,205,000  2,353,837
                                                    -------------------- --------- ----------
           Inn of the Mountain Gods Resort & Casino 12.000% 11/15/10     1,620,000  1,692,900
                                                    -------------------- --------- ----------
                         Kerzner International Ltd. 6.750% 10/01/15 (b)  2,280,000  2,205,900
                                                    -------------------- --------- ----------
                                         MGM Mirage 6.750% 09/01/12      1,845,000  1,854,225
                                                    8.500% 09/15/10        575,000    625,313
                                                    -------------------- --------- ----------
                    Mohegan Tribal Gaming Authority 6.125% 02/15/13        380,000    374,300
                                                    -------------------- --------- ----------
                         Penn National Gaming, Inc. 6.750% 03/01/15      1,970,000  1,920,750
                                                    -------------------- --------- ----------
                       Pinnacle Entertainment, Inc. 8.750% 10/01/13      1,685,000  1,769,250
                                                    -------------------- --------- ----------
                                 San Pasqual Casino 8.000% 09/15/13 (b)  1,260,000  1,253,700
                                                    -------------------- --------- ----------
                                Seneca Gaming Corp. 7.250% 05/01/12        620,000    627,750
                                                    -------------------- --------- ----------
                              Station Casinos, Inc. 6.000% 04/01/12      1,785,000  1,780,537
                                                    -------------------- --------- ----------
                                 Wynn Las Vegas LLC 6.625% 12/01/14      1,455,000  1,400,438
                                                    -------------------- --------- ----------
                                                                                   28,299,429
                                                                                   ----------
                                                                     Lodging Total 28,299,429
Retail - 1.8%
Retail - Automobiles - 0.3%
                                                    -------------------- --------- ----------
                      Asbury Automotive Group, Inc. 8.000% 03/15/14      1,680,000  1,579,200
                                                    -------------------- --------- ----------
                                                                                    1,579,200
Retail - Drug Stores - 0.2%
                                                    -------------------- --------- ----------
                                     Rite Aid Corp. 7.500% 01/15/15        625,000    578,125
                                                    9.250% 06/01/13        200,000    182,000
                                                    -------------------- --------- ----------
                                                                                      760,125
Retail - Home Furnishings - 0.4%
                                                    -------------------- --------- ----------
                                 Tempur-Pedic, Inc. 10.250% 08/15/10     1,771,000  1,903,825
                                                    -------------------- --------- ----------
                                                                                    1,903,825

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER CYCLICAL - (continued)
Retail - (continued)                                         Par ($)  Value ($)
------------------------------------- -------------------- --------- ----------
Retail - Propane Distributors - 0.4%
                                      -------------------- --------- ----------
               Ferrellgas Partners LP 8.750% 06/15/12      1,355,000  1,324,512
                                      -------------------- --------- ----------
Suburban Propane Partners LP/Suburban
                 Energy Finance Corp. 6.875% 12/15/13        920,000    848,700
                                      -------------------- --------- ----------
                                                                      2,173,212
Retail - Restaurants - 0.3%
                                      -------------------- --------- ----------
           Landry's Restaurants, Inc. 7.500% 12/15/14      1,355,000  1,266,925
                                      -------------------- --------- ----------
                                                                      1,266,925
Retail - Video Rental - 0.2%
                                      -------------------- --------- ----------
                  Movie Gallery, Inc. 11.000% 05/01/12     1,230,000    922,500
                                      -------------------- --------- ----------
                                                                        922,500
                                                                     ----------
                                                        Retail Total  8,605,787
Textiles - 0.2%
Textile - Products - 0.2%
                                      -------------------- --------- ----------
                              INVISTA 9.250% 05/01/12 (b)    890,000    954,525
                                      -------------------- --------- ----------
                                                                        954,525
                                                                     ----------
                                                      Textiles Total    954,525
                                                                     ----------
                                             CONSUMER CYCLICAL TOTAL 72,551,179

CONSUMER NON-CYCLICAL - 13.0%
Agriculture - 0.2%
                                      -------------------- --------- ----------
     Alliance One International, Inc. 11.000% 05/15/12 (b) 1,220,000  1,058,350
                                      -------------------- --------- ----------
                                                   Agriculture Total  1,058,350
Beverages - 0.2%
Beverages - Wine/Spirits - 0.2%
                                      -------------------- --------- ----------
           Constellation Brands, Inc. 8.000% 02/15/08        780,000    815,100
                                      8.125% 01/15/12        320,000    332,800
                                      -------------------- --------- ----------
                                                                      1,147,900
                                                                     ----------
                                                     Beverages Total  1,147,900
Biotechnology - 0.5%
Medical - Biomedical/Gene - 0.5%
                                      -------------------- --------- ----------
           Bio-Rad Laboratories, Inc. 7.500% 08/15/13      2,015,000  2,120,788
                                      -------------------- --------- ----------
                                                                      2,120,788
                                                                     ----------
                                                 Biotechnology Total  2,120,788

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Commercial Services - 3.4%                                     Par ($)  Value ($)
--------------------------------------- -------------------- --------- ----------
Commercial Services - 0.4%
                                        -------------------- --------- ----------
         Iron Mountain, Inc.            7.750% 01/15/15      1,620,000  1,628,100
                                        -------------------- --------- ----------
              Mac-Gray Corp.            7.625% 08/15/15 (b)    440,000    443,300
                                        -------------------- --------- ----------
                                                                        2,071,400
Commercial Services - Finance - 0.4%
                                        -------------------- --------- ----------
Dollar Financial Group, Inc.            9.750% 11/15/11      1,965,000  2,019,038
                                        -------------------- --------- ----------
                                                                        2,019,038
Consulting Services - 0.2%
                                        -------------------- --------- ----------
              FTI Consulting            7.625% 06/15/13 (b)    960,000    986,400
                                        -------------------- --------- ----------
                                                                          986,400

Funeral Services & Related Items - 0.5%
                                        -------------------- --------- ----------
 Service Corp. International            7.700% 04/15/09      2,135,000  2,252,425
                                        -------------------- --------- ----------
                                                                        2,252,425
Printing - Commercial - 0.5%
                                        -------------------- --------- ----------
              Sheridan Group            10.250% 08/15/11       965,000  1,003,600
                                        -------------------- --------- ----------
                Vertis, Inc.            13.500% 12/07/09 (b) 1,570,000  1,240,300
                                        -------------------- --------- ----------
                                                                        2,243,900
Private Corrections - 0.7%
                                        -------------------- --------- ----------
Corrections Corp. of America            6.250% 03/15/13      1,955,000  1,955,000
                                        -------------------- --------- ----------
             GEO Group, Inc.            8.250% 07/15/13      1,400,000  1,372,000
                                        -------------------- --------- ----------
                                                                        3,327,000
Rental Auto/Equipment - 0.7%
                                        -------------------- --------- ----------
        Ashtead Holdings PLC            8.625% 08/01/15 (b)  1,615,000  1,663,450
                                        -------------------- --------- ----------
           NationsRent, Inc.            9.500% 10/15/10      1,455,000  1,589,587
                                        -------------------- --------- ----------
                                                                        3,253,037
                                                                       ----------
                                             Commercial Services Total 16,153,200
Cosmetics/Personal Care - 0.5%
Cosmetics & Toiletries - 0.5%
                                        -------------------- --------- ----------
      DEL Laboratories, Inc.            8.000% 02/01/12      1,490,000  1,199,450
                                        -------------------- --------- ----------
       Elizabeth Arden, Inc.            7.750% 01/15/14      1,395,000  1,395,000
                                        -------------------- --------- ----------
                                                                        2,594,450
                                                                       ----------
                                         Cosmetics/Personal Care Total  2,594,450

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Food - 1.8%                                                   Par ($) Value ($)
---------------------------------------- ------------------ --------- ---------

Food - Confectionery - 0.4%
                                         ------------------ --------- ---------
                  Merisant Co.           9.500% 07/15/13    1,590,000 1,033,500
                                         ------------------ --------- ---------
      Merisant Worldwide, Inc.           (a) 11/15/08
                                         (12.250% 05/15/14) 4,820,000   698,900
                                         ------------------ --------- ---------
                                                                      1,732,400

Food - Miscellaneous/Diversified - 1.0%
                                         ------------------ --------- ---------
           Dole Food Co., Inc.           8.625% 05/01/09    1,650,000 1,699,500
                                         ------------------ --------- ---------
  Pinnacle Foods Holding Corp.           8.250% 12/01/13    2,080,000 2,015,000
                                         ------------------ --------- ---------
      Reddy Ice Holdings, Inc.           (a) 11/01/12
                                         (10.500% 11/01/08) 1,420,000 1,107,600
                                         ------------------ --------- ---------
                                                                      4,822,100

Food - Retail - 0.4%
                                         ------------------ --------- ---------
Stater Brothers Holdings, Inc.           8.125% 06/15/12    1,935,000 1,920,488
                                         ------------------ --------- ---------
                                                                      1,920,488
                                                                      ---------
                                                           Food Total 8,474,988
Healthcare Services - 3.3%

Dialysis Centers - 0.3%
                                         ------------------ --------- ---------
                  DaVita, Inc.           7.250% 03/15/15    1,330,000 1,353,275
                                         ------------------ --------- ---------
                                                                      1,353,275

Medical - HMO - 0.2%
                                         ------------------ --------- ---------
    Coventry Health Care, Inc.           8.125% 02/15/12      945,000 1,013,513
                                         ------------------ --------- ---------
                                                                      1,013,513

Medical - Hospitals - 0.8%
                                         ------------------ --------- ---------
                     HCA, Inc.           7.875% 02/01/11    1,090,000 1,165,668
                                         ------------------ --------- ---------
        Tenet Healthcare Corp.           9.875% 07/01/14    2,825,000 2,846,187
                                         ------------------ --------- ---------
                                                                      4,011,855

Medical - Outpatient/Home Medical - 0.2%
                                         ------------------ --------- ---------
          Select Medical Corp.           7.625% 02/01/15      965,000   916,750
                                         ------------------ --------- ---------
                                                                        916,750

MRI/Medical Diagnostic Imaging - 1.2%
                                         ------------------ --------- ---------
 InSight Health Services Corp.           9.875% 11/01/11    1,350,000 1,076,625
                                         ------------------ --------- ---------
                MedQuest, Inc.           11.875% 08/15/12   2,095,000 2,100,238
                                         ------------------ --------- ---------
           MQ Associates, Inc.           (a) 08/15/12
                                         (12.250% 08/15/08) 4,665,000 2,670,712
                                         ------------------ --------- ---------
                                                                      5,847,575

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

CONSUMER NON-CYCLICAL - (continued)
Healthcare Services - (continued)                                       Par ($)  Value ($)
-------------------------------------------- -------------------- ------------- ----------
Physician Practice Management - 0.6%
                                             -------------------- ------------- ----------
US Oncology Holdings, Inc.                   9.264% 03/15/15 (c)        745,000    731,962
                                             -------------------- ------------- ----------
         US Oncology, Inc.                   9.000% 08/15/12          1,780,000  1,891,250
                                             -------------------- ------------- ----------
                                                                                 2,623,212
                                                                                ----------
                                                      Healthcare Services Total 15,766,180
Household Products/Wares - 1.0%
Consumer Products - Miscellaneous - 0.8%
                                             -------------------- ------------- ----------
     Amscan Holdings, Inc.                   8.750% 05/01/14          1,420,000  1,065,000
                                             -------------------- ------------- ----------
    Playtex Products, Inc.                   9.375% 06/01/11          1,545,000  1,622,250
                                             -------------------- ------------- ----------
              Visant Corp.                   7.625% 10/01/12          1,140,000  1,128,600
                                             -------------------- ------------- ----------
                                                                                 3,815,850
Office Supplies & Forms - 0.2%
                                             -------------------- ------------- ----------
         ACCO Brands Corp.                   7.625% 08/15/15          1,110,000  1,037,850
                                             -------------------- ------------- ----------
                                                                                 1,037,850
                                                                                ----------
                                                 Household Products/Wares Total  4,853,700
Pharmaceuticals - 2.1%
Medical - Drugs - 0.7%
                                             -------------------- ------------- ----------
          Elan Finance PLC                   7.750% 11/15/11          2,330,000  2,137,775
                                             -------------------- ------------- ----------
     Warner Chilcott Corp.                   8.750% 02/01/15 (b)      1,300,000  1,183,000
                                             -------------------- ------------- ----------
                                                                                 3,320,775
Medical - Generic Drugs - 0.4%
                                             -------------------- ------------- ----------
  Mylan Laboratories, Inc.                   6.375% 08/15/15 (b)      2,015,000  2,004,925
                                             -------------------- ------------- ----------
                                                                                 2,004,925
Medical - Wholesale Drug Distribution - 0.7%
                                             -------------------- ------------- ----------
   AmerisourceBergen Corp.                   5.875% 09/15/15 (b)      1,565,000  1,568,912
                                             -------------------- ------------- ----------
               Nycomed A/S                   PIK,
                                             11.750% 09/15/13 (b) EUR 1,616,891  1,932,344
                                             -------------------- ------------- ----------
                                                                                 3,501,256
Vitamins & Nutrition Products - 0.3%
                                             -------------------- ------------- ----------
                NBTY, Inc.                   7.125% 10/01/15 (b)      1,260,000  1,212,750
                                             -------------------- ------------- ----------
                                                                                 1,212,750
                                                                                ----------
                                                          Pharmaceuticals Total 10,039,706
                                                                                ----------
                                                    CONSUMER NON-CYCLICAL TOTAL 62,209,262

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

ENERGY - 8.1%
Coal - 0.4%                                                           Par ($)  Value ($)
----------------------------------------------- ------------------- --------- ----------
Coal - 0.4%
                                                ------------------- --------- ----------
        Arch Western Finance LLC                6.750% 07/01/13     1,835,000  1,853,350
                                                ------------------- --------- ----------
                                                                               1,853,350
                                                                              ----------
                                                                   Coal Total  1,853,350
                                                                              ----------

Oil & Gas - 3.0%
Oil & Gas Drilling - 0.2%
                                                ------------------- --------- ----------
       Pride International, Inc.                7.375% 07/15/14       960,000  1,032,000
                                                ------------------- --------- ----------
                                                                               1,032,000
Oil Companies - Exploration & Production - 2.3%
                                                ------------------- --------- ----------
         Chesapeake Energy Corp.                6.375% 06/15/15     1,145,000  1,110,650
                                                7.500% 06/15/14     1,145,000  1,205,113
                                                ------------------- --------- ----------
         Compton Petroleum Corp.                7.625% 12/01/13 (b) 1,415,000  1,418,537
                                                ------------------- --------- ----------
           Delta Petroleum Corp.                7.000% 04/01/15     1,060,000    991,100
                                                ------------------- --------- ----------
                Forest Oil Corp.                8.000% 12/15/11     1,080,000  1,188,000
                                                ------------------- --------- ----------
   Magnum Hunter Resources, Inc.                9.600% 03/15/12     1,133,000  1,223,640
                                                ------------------- --------- ----------
              Pogo Producing Co.                6.625% 03/15/15     1,100,000  1,072,500
                                                ------------------- --------- ----------
         Whiting Petroleum Corp.                7.250% 05/01/12     2,570,000  2,582,850
                                                ------------------- --------- ----------
                                                                              10,792,390
Oil Refining & Marketing - 0.5%
                                                ------------------- --------- ----------
    Premcor Refining Group, Inc.                7.500% 06/15/15     1,015,000  1,073,363
                                                ------------------- --------- ----------
                    Tesoro Corp.                6.625% 11/01/15 (b) 1,465,000  1,461,337
                                                ------------------- --------- ----------
                                                                               2,534,700
                                                                              ----------
                                                              Oil & Gas Total 14,359,090
Oil & Gas Services - 0.7%
Oil - Field Services - 0.7%
                                                ------------------- --------- ----------
Hornbeck Offshore Services, Inc.                6.125% 12/01/14 (b) 1,755,000  1,702,350
                                                ------------------- --------- ----------
         Newpark Resources, Inc.                8.625% 12/15/07     1,660,000  1,660,000
                                                ------------------- --------- ----------
                                                                               3,362,350
                                                                              ----------
                                                     Oil & Gas Services Total  3,362,350

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

ENERGY - (continued)
Pipelines - 4.0%                                                    Par ($)     Value ($)
----------------------------------------- ----------------------- ------------ ----------
Pipelines - 4.0%
                                          ----------------------- ------------ ----------
                     Coastal Corp.        7.625% 09/01/08           500,000       504,375
                                          7.750% 06/15/10         2,685,000     2,711,850
                                          ----------------------- ------------ ----------
       Colorado Interstate Gas Co.        6.800% 11/15/15 (b)     2,145,000     2,150,362
                                          ----------------------- ------------ ----------
          Northwest Pipeline Corp.        8.125% 03/01/10           915,000       972,188
                                          ----------------------- ------------ ----------
Pacific Energy Partners LP/Pacific
              Energy Finance Corp.        6.250% 09/15/15 (b)     1,960,000     1,925,700
                                          ----------------------- ------------ ----------
                       Sonat, Inc.        7.625% 07/15/11         4,860,000     4,847,850
                                          ----------------------- ------------ ----------
          Southern Natural Gas Co.        8.875% 03/15/10         1,630,000     1,744,100
                                          ----------------------- ------------ ----------
          Williams Companies, Inc.        6.375% 10/01/10 (b)     3,030,000     2,999,700
                                          8.125% 03/15/12         1,015,000     1,096,200
                                          ----------------------- ------------ ----------
                                                                               18,952,325
                                                                               ----------
                                                        Pipelines Total        18,952,325
                                                                               ----------
                                                           ENERGY TOTAL        38,527,115

FINANCIALS - 2.9%
Diversified Financial Services - 2.4%
Finance - Auto Loans - 1.3%
                                          ----------------------- ------------ ----------
             Ford Motor Credit Co.        7.375% 02/01/11         1,670,000     1,524,159
                                          ----------------------- ------------ ----------
   General Motors Acceptance Corp.        8.000% 11/01/31         5,045,000     4,999,393
                                          ----------------------- ------------ ----------
                                                                                6,523,552
Finance - Investment Banker/Broker - 1.1%
                                          ----------------------- ------------ ----------
           E*Trade Financial Corp.        8.000% 06/15/11         1,680,000     1,713,600
                                          ----------------------- ------------ ----------
             LaBranche & Co., Inc.        11.000% 05/15/12        3,155,000     3,470,500
                                          ----------------------- ------------ ----------
                                                                                5,184,100
                                                                               ----------
                                          Diversified Financial Services Total 11,707,652
Real Estate Investment Trusts - 0.2%
REITS - Mortgage - 0.2%
                                          ----------------------- ------------ ----------
          Thornburg Mortgage, Inc.        8.000% 05/15/13           985,000       960,375
                                          ----------------------- ------------ ----------
                                                                                  960,375
                                                                               ----------
                                          Real Estate Investment Trusts Total     960,375

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

FINANCIALS - (continued)
Savings & Loans - 0.3%                                                  Par ($)  Value ($)
--------------------------------------------- ----------------------- --------- ----------
Savings & Loans/Thrifts - Western US - 0.3%
                                              ----------------------- --------- ----------
      Western Financial Bank                  9.625% 05/15/12         1,310,000  1,467,200
                                              ----------------------- --------- ----------
                                                                                 1,467,200
                                                                                ----------
                                                          Savings & Loans Total  1,467,200
                                                                                ----------
                                                               FINANCIALS TOTAL 14,135,227

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.8%
Aerospace/Defense - Equipment - 1.4%
                                              ----------------------- --------- ----------
             Argo-Tech Corp.                  9.250% 06/01/11         1,250,000  1,284,375
                                              ----------------------- --------- ----------
          BE Aerospace, Inc.                  8.500% 10/01/10         1,655,000  1,766,713
                                              ----------------------- --------- ----------
                 Sequa Corp.                  8.875% 04/01/08         1,048,000  1,089,920
                                              9.000% 08/01/09           780,000    820,950
                                              ----------------------- --------- ----------
Standard Aero Holdings, Inc.                  8.250% 09/01/14         1,040,000    863,200
                                              ----------------------- --------- ----------
             TransDigm, Inc.                  8.375% 07/15/11         1,160,000  1,200,600
                                              ----------------------- --------- ----------
                                                                                 7,025,758
Electronics - Military - 0.4%
                                              ----------------------- --------- ----------
        Condor Systems, Inc.                  11.875% 05/01/09 (d)(e) 4,000,000     40,000
                                              ----------------------- --------- ----------
    L-3 Communications Corp.                  6.375% 10/15/15 (b)     1,745,000  1,727,550
                                              ----------------------- --------- ----------
                                                                                 1,767,550
                                                                                ----------
                                                      Aerospace & Defense Total  8,793,308
Building Materials - 0.6%
Building & Construction Products - Miscellaneous - 0.4%
                                              ----------------------- --------- ----------
                Nortek, Inc.                  8.500% 09/01/14         1,110,000  1,065,600
                                              ----------------------- --------- ----------
          NTK Holdings, Inc.                  (a) 03/01/14
                                              (10.750% 09/01/09)      1,215,000    735,075
                                              ----------------------- --------- ----------
                                                                                 1,800,675
Building Products - Cement/Aggregation - 0.2%
                                              ----------------------- --------- ----------
        RMCC Acquisition Co.                  9.500% 11/01/12 (b)     1,250,000  1,256,250
                                              ----------------------- --------- ----------
                                                                                 1,256,250
                                                                                ----------
                                                       Building Materials Total  3,056,925

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Electrical Components & Equipment - 0.2%                                     Par ($)   Value ($)
---------------------------------------------- --------------------------- ----------- ---------
Wire & Cable Products - 0.2%
                                               --------------------------- ----------- ---------
             Coleman Cable, Inc.               9.875% 10/01/12             1,360,000   1,169,600
                                               --------------------------- ----------- ---------
                                                                                       1,169,600
                                                                                       ---------
                                               Electrical Components & Equipment Total 1,169,600
Electronics - 0.5%
Electronic Components - Miscellaneous - 0.5%
                                               --------------------------- ----------- ---------
  Flextronics International Ltd.               6.250% 11/15/14             1,470,000   1,440,600
                                               --------------------------- ----------- ---------
               Sanmina-SCI Corp.               6.750% 03/01/13               855,000     816,525
                                               --------------------------- ----------- ---------
                                                                                       2,257,125
                                                                                       ---------
                                                                Electronics Total      2,257,125
Engineering & Construction - 0.5%
Building & Construction - Miscellaneous - 0.5%
                                               --------------------------- ----------- ---------
             J. Ray McDermott SA               11.500% 12/15/13 (b)        1,960,000   2,241,750
                                               --------------------------- ----------- ---------
                                                                                       2,241,750
                                                                                       ---------
                                                 Engineering & Construction Total      2,241,750
Environmental Control - 1.3%
Non-Hazardous Waste Disposal - 1.2%
                                               --------------------------- ----------- ---------
Allied Waste North America, Inc.               7.250% 03/15/15             2,025,000   2,027,531
                                               7.875% 04/15/13             2,010,000   2,090,400
                                               --------------------------- ----------- ---------
            Waste Services, Inc.               9.500% 04/15/14             1,479,000   1,471,605
                                               --------------------------- ----------- ---------
                                                                                       5,589,536
Recycling - 0.1%
                                               --------------------------- ----------- ---------
      Aleris International, Inc.               9.000% 11/15/14               670,000     685,075
                                               --------------------------- ----------- ---------
                                                                                         685,075
                                                                                       ---------
                                                      Environmental Control Total      6,274,611
Hand/Machine Tools - 0.1%
Machine Tools & Related Products - 0.1%
                                               --------------------------- ----------- ---------
                    Newcor, Inc.               6.000% 01/31/13
                                               (8.500% 01/31/08) (e)(f)      847,510     525,456
                                               --------------------------- ----------- ---------
                                                                                         525,456
                                                                                       ---------
                                                         Hand/Machine Tools Total        525,456
Machinery - Diversified - 0.7%
Machinery - General Industry - 0.2%
                                               --------------------------- ----------- ---------
            Douglas Dynamics LLC               7.750% 01/15/12 (b)         1,300,000   1,254,500
                                               --------------------------- ----------- ---------
                                                                                       1,254,500

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Machinery - Diversified - (continued)                                     Par ($)   Value ($)
------------------------------------------------- --------------------- ----------- ---------
Machinery - Material Handling - 0.5%
                                                  --------------------- ----------- ---------
                          Columbus McKinnon Corp. 8.875% 11/01/13 (b)   2,175,000   2,262,000
                                                  --------------------- ----------- ---------
                                                                                    2,262,000
                                                                                    ---------
                                                  Machinery - Diversified Total     3,516,500
Metal Fabricate/Hardware - 1.1%
Metal Processors & Fabrication - 0.7%
                                                  --------------------- ----------- ---------
                              Mueller Group, Inc. 10.000% 05/01/12      1,065,000   1,118,250
                                                  --------------------- ----------- ---------
                           Mueller Holdings, Inc. (a) 04/15/14
                                                  (14.750% 04/15/09)    1,190,000     868,700
                                                  --------------------- ----------- ---------
                                     TriMas Corp. 9.875% 06/15/12       1,645,000   1,357,125
                                                  --------------------- ----------- ---------
                                                                                    3,344,075
Metal Products - Fasteners - 0.4%
                                                  --------------------- ----------- ---------
                                 FastenTech, Inc. 11.500% 05/01/11      1,800,000   1,773,000
                                                  --------------------- ----------- ---------
                                                                                    1,773,000
                                                                                    ---------
                                                  Metal Fabricate/Hardware Total    5,117,075
Miscellaneous Manufacturing - 2.0%
Diversified Manufacturing Operators - 1.7%
                                                  --------------------- ----------- ---------
                                 Bombardier, Inc. 6.300% 05/01/14 (b)   2,961,000   2,576,070
                                                  --------------------- ----------- ---------
                            J.B. Poindexter & Co. 8.750% 03/15/14       1,715,000   1,500,625
                                                  --------------------- ----------- ---------
                         Koppers Industries, Inc. 9.875% 10/15/13       1,625,000   1,771,250
                                                  --------------------- ----------- ---------
                         Trinity Industries, Inc. 6.500% 03/15/14       2,136,000   2,087,940
                                                  --------------------- ----------- ---------
                                                                                    7,935,885
Miscellaneous Manufacturing - 0.3%
                                                  --------------------- ----------- ---------
                                  Samsonite Corp. 8.875% 06/01/11       1,615,000   1,647,300
                                                  --------------------- ----------- ---------
                                                                                    1,647,300
                                                                                    ---------
                                                  Miscellaneous Manufacturing Total 9,583,185
Packaging & Containers - 2.4%
Containers - Metal/Glass - 1.1%
                                                  --------------------- ----------- ---------
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15 (b)   1,830,000   1,857,450
                                                  --------------------- ----------- ---------
             Owens-Brockway Glass Container, Inc. 6.750% 12/01/14       1,300,000   1,244,750
                                                  8.250% 05/15/13       1,045,000   1,073,737
                                                  --------------------- ----------- ---------
                             Owens-Illinois, Inc. 7.500% 05/15/10         770,000     771,925
                                                  --------------------- ----------- ---------
                                                                                    4,947,862

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

INDUSTRIALS - (continued)
Packaging & Containers - (continued)                                     Par ($)  Value ($)
--------------------------------------------- -------------------- ------------- ----------
Containers - Paper/Plastic - 1.3%
                                              -------------------- ------------- ----------
 Consolidated Container Co. LLC               (a) 06/15/09
                                              (10.750% 06/15/07)       1,065,000    901,256
                                              -------------------- ------------- ----------
        Jefferson Smurfit Corp.               8.250% 10/01/12          1,575,000  1,531,688
                                              PIK,
                                              11.500% 10/01/15 (b) EUR 1,831,548  1,898,139
                                              -------------------- ------------- ----------
           MDP Acquisitions PLC               9.625% 10/01/12          1,990,000  1,960,150
                                              -------------------- ------------- ----------
                                                                                  6,291,233
                                                                                 ----------
                                                    Packaging & Containers Total 11,239,095
Transportation - 3.1%
Transportation - Marine - 1.3%
                                              -------------------- ------------- ----------
Ship Finance International Ltd.               8.500% 12/15/13          3,010,000  2,889,600
                                              -------------------- ------------- ----------
                       Stena AB               7.500% 11/01/13          1,805,000  1,737,313
                                              9.625% 12/01/12          1,205,000  1,301,400
                                              -------------------- ------------- ----------
                                                                                  5,928,313
Transportation - Railroad - 0.6%
                                              -------------------- ------------- ----------
                   TFM SA de CV               9.375% 05/01/12 (b)      1,955,000  2,140,725
                                              12.500% 06/15/12           780,000    896,025
                                              -------------------- ------------- ----------
                                                                                  3,036,750
Transportation - Services - 0.8%
                                              -------------------- ------------- ----------
           CHC Helicopter Corp.               7.375% 05/01/14          2,015,000  2,030,112
                                              -------------------- ------------- ----------
    Petroleum Helicopters, Inc.               9.375% 05/01/09          1,875,000  1,982,813
                                              -------------------- ------------- ----------
                                                                                  4,012,925
Transportation - Trucks - 0.4%
                                              -------------------- ------------- ----------
                        QDI LLC               9.000% 11/15/10          1,970,000  1,773,000
                                              -------------------- ------------- ----------
                                                                                  1,773,000
                                                                                 ----------
                                                            Transportation Total 14,750,988
                                                                                 ----------
                                                               INDUSTRIALS TOTAL 68,525,618

TECHNOLOGY - 0.3%
Semiconductors - 0.3%
Electronic Components - Semiconductors - 0.3%
                                              -------------------- ------------- ----------
         Amkor Technology, Inc.               9.250% 02/15/08          1,250,000  1,203,125
                                              -------------------- ------------- ----------
                                                                                  1,203,125
                                                                                 ----------
                                                            Semiconductors Total  1,203,125
                                                                                 ----------
                                                                TECHNOLOGY TOTAL  1,203,125

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Corporate Fixed-Income Bonds & Notes - (continued)

UTILITIES - 4.8%
Electric - 4.8%                                                                Par ($)   Value ($)
--------------------------------- ------------------------------------------ --------- -----------
Electric - Generation - 1.1%
                                  ------------------------------------------ --------- -----------
                 AES Corp.        9.000% 05/15/15 (b)                          610,000     667,950
                                  9.500% 06/01/09                            1,773,000   1,910,408
                                  ------------------------------------------ --------- -----------
     Edison Mission Energy        7.730% 06/15/09                            2,090,000   2,184,050
                                  ------------------------------------------ --------- -----------
           Texas Genco LLC        6.875% 12/15/14 (b)                          525,000     561,750
                                  ------------------------------------------ --------- -----------
                                                                                         5,324,158
Electric - Integrated - 1.5%
                                  ------------------------------------------ --------- -----------
          CMS Energy Corp.        8.900% 07/15/08                            1,900,000   2,030,625
                                  ------------------------------------------ --------- -----------
          Nevada Power Co.        9.000% 08/15/13                              640,000     706,464
                                  10.875% 10/15/09                           1,147,000   1,255,965
                                  ------------------------------------------ --------- -----------
  Sierra Pacific Resources        6.750% 08/15/17 (b)                        1,570,000   1,571,962
                                  ------------------------------------------ --------- -----------
         TECO Energy, Inc.        7.000% 05/01/12                            1,205,000   1,259,225
                                  ------------------------------------------ --------- -----------
                                                                                         6,824,241
Independent Power Producer - 2.2%
                                  ------------------------------------------ --------- -----------
Calpine Generating Co. LLC        10.041% 04/01/10 (c)                       1,430,000   1,447,875
                                  ------------------------------------------ --------- -----------
     Dynegy Holdings, Inc.        6.875% 04/01/11                            1,275,000   1,239,937
                                  7.125% 05/15/18                              870,000     778,650
                                  9.875% 07/15/10 (b)                        1,230,000   1,340,700
                                  ------------------------------------------ --------- -----------
   MSW Energy Holdings LLC        7.375% 09/01/10                              910,000     930,475
                                  8.500% 09/01/10                            1,260,000   1,335,600
                                  ------------------------------------------ --------- -----------
Orion Power Holdings, Inc.        12.000% 05/01/10                           3,065,000   3,509,425
                                  ------------------------------------------ --------- -----------
                                                                                        10,582,662
                                                                                       -----------
                                                                        Electric Total  22,731,061
                                                                                       -----------
                                                                       UTILITIES TOTAL  22,731,061

                                  Total Corporate Fixed-Income Bonds & Notes
                                  (cost of $418,623,034)                               404,923,668

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Preferred Stocks - 2.7%

COMMUNICATIONS - 1.2%
Media - 1.2%                                                                   Shares  Value ($)
-------------------------------------- ------------------------------------ --------- ----------
                              PTV Inc. 10.000%                                     18         31
                                       ------------------------------------ --------- ----------
     Spanish Broadcasting System, Inc. PIK,
                                       10.750%                                  5,468  5,850,760
                                       ------------------------------------ --------- ----------
                                                                          Media Total  5,850,791
                                                                                      ----------
                                                                 COMMUNICATIONS TOTAL  5,850,791

CONSUMER CYCLICAL - 0.2%
Lodging - 0.2%
                                       ------------------------------------ --------- ----------
                       La Quinta Corp. 9.000%                                  46,965  1,183,518
                                       ------------------------------------ --------- ----------
                                                                        Lodging Total  1,183,518
                                                                                      ----------
                                                              CONSUMER CYCLICAL TOTAL  1,183,518

FINANCIALS - 1.3%
Real Estate Investment Trusts - 1.3%
                                       ------------------------------------ --------- ----------
                 iStar Financial, Inc. Series E, 7.850%                        86,769  2,166,518
                                       Series F, 7.800%                        57,000  1,416,096
                                       ------------------------------------ --------- ----------
Sovereign Real Estate Investment Corp. 12.000% (b)                          1,800,000  2,592,000
                                       ------------------------------------ --------- ----------
                                                  Real Estate Investment Trusts Total  6,174,614
                                                                                      ----------
                                                                     FINANCIALS TOTAL  6,174,614

                                       Total Preferred Stocks
                                       (cost of $12,565,049)                          13,208,923

Common Stocks - 1.5%

CONSUMER DISCRETIONARY - 0.3%
-------------------------------------- ------------------------------------ --------- ----------
  Hotels, Restaurants & Leisure - 0.3% Pinnacle Entertainment, Inc. (g)        35,300    843,317
                                       Shreveport Gaming Holdings, Inc. (g)    36,086    523,969
                                       ------------------------------------ --------- ----------
                                                  Hotels, Restaurants & Leisure Total  1,367,286
                                                                                      ----------
                                                         CONSUMER DISCRETIONARY TOTAL  1,367,286

INDUSTRIALS - 0.1%
-------------------------------------- ------------------------------------ --------- ----------
 Commercial Services & Supplies - 0.1% Allied Waste Industries, Inc. (g)       72,500    609,725
                                       Fairlane Management Corp. (g)(h)        50,004         --
                                       ------------------------------------ --------- ----------
                                                 Commercial Services & Supplies Total    609,725
                                                                                      ----------
                                                                    INDUSTRIALS TOTAL    609,725

MATERIALS - 0.2%
-------------------------------------- ------------------------------------ --------- ----------
                      Chemicals - 0.2% Lyondell Chemical Co.                   30,000    762,900
                                       ------------------------------------ --------- ----------
                                                                      Chemicals Total    762,900
                                                                                      ----------
                                                                      MATERIALS TOTAL    762,900

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Common Stocks - (continued)

TELECOMMUNICATION SERVICES - 0.8%                                                    Shares      Value ($)
--------------------------------------------- -------------------------------       ------------ ---------
Diversified Telecommunication Services - 0.2% NTL, Inc. (g)                          14,154        824,187
                                              -------------------------------       ------------ ---------
                                              Diversified Telecommunication Services Total         824,187
                                              -------------------------------       ------------ ---------
   Wireless Telecommunication Services - 0.6% Alamosa Holdings, Inc. (g)             57,483      1,062,286
                                              Sprint Nextel Corp.                    76,922      1,926,127
                                              -------------------------------       ------------ ---------
                                              Wireless Telecommunication Services Total          2,988,413
                                                                                                 ---------
                                                TELECOMMUNICATION SERVICES TOTAL                 3,812,600
UTILITIES - 0.1%
--------------------------------------------- -------------------------------       ------------ ---------
         Independent Power Producers & Energy
                               Traders - 0.1%



                                              Dynegy, Inc., Class A (g)             113,000        541,270
                                              -------------------------------       ------------ ---------
                                              Independent Power Producers & Energy Traders Total   541,270
                                                                                                 ---------
                                                                 UTILITIES TOTAL                   541,270

                                              Total Common Stocks
                                              (cost of $7,144,897)                               7,093,781


Convertible Bonds - 0.8%
COMMUNICATIONS - 0.6%
Telecommunication Services - 0.6%                                  Par ($)
---------------------------------------- ----------------------- --------- ---------
Telecommunication Equipment - 0.5%
                                         ----------------------- --------- ---------
                   Nortel Networks Corp. 4.250% 09/01/08         2,605,000 2,442,187
                                         ----------------------- --------- ---------
                                                                           2,442,187
Telephone - Integrated - 0.1%
                                         ----------------------- --------- ---------
Qwest Communications International, Inc. 3.250% 11/15/25           340,000   370,600
                                         ----------------------- --------- ---------
                                                                             370,600
                                                                           ---------
                                          Telecommunication Services Total 2,812,787
                                                                           ---------
                                                      COMMUNICATIONS TOTAL 2,812,787

UTILITIES - 0.2%
Electric - 0.2%
----------------------------------------
Independent Power Producer - 0.2%
                                         ----------------------- --------- ---------
                            Mirant Corp. 2.500% 06/15/21 (d)       935,000   981,750
                                         ----------------------- --------- ---------
                                                                             981,750
                                                                           ---------
                                                            Electric Total   981,750
                                                                           ---------
                                                           UTILITIES TOTAL   981,750

                                         Total Convertible Bonds
                                         (cost of $3,437,182)              3,794,537

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund


 Municipal Bond (Taxable) - 0.7%

 CALIFORNIA - 0.7%                                            Par ($) Value ($)
 ---------------------------------- ----------------------- --------- ---------
   CA Cabazon Band Mission Indians  13.000% 10/01/11        3,250,000 3,283,832
                                                                      ---------
                                                     CALIFORNIA TOTAL 3,283,832

                                    Total Municipal Bond (Taxable)
                                    (cost of $3,250,000)              3,283,832

 Warrants (g) - 0.0%

 COMMUNICATIONS - 0.0%
 Media - 0.0%                                                   Units
 ---------------------------------- ----------------------- --------- ---------
 Broadcast Services/Programs - 0.0%
                                    ----------------------- --------- ---------
 XM Satellite Radio Holdings, Inc.  Expires 03/15/10            2,435   109,575
                                    ----------------------- --------- ---------
                                                                        109,575
                                                                      ---------
                                                          Media Total   109,575
                                                                      ---------
 Telecommunication Services - 0.0%
 Cellular Telecommunications - 0.0%
                                    ----------------------- --------- ---------
                   UbiquiTel, Inc.  Expires 04/15/10 (b)(e)     5,250        52
                                    ----------------------- --------- ---------
                                                                             52
 Telecommunication Services - 0.0%
                                    ----------------------- --------- ---------
                       Jazztel PLC  Expires 07/15/10 (e)(h)     1,435        --
                                    ----------------------- --------- ---------
                                                                             --
                                                                      ---------
                                     Telecommunication Services Total        52
                                                                      ---------
                                       COMMUNICATIONS TOTAL             109,627

 CONSUMER NON-CYCLICAL - 0.0%
 Food - 0.0%
 ----------------------------------
 Food - Retail - 0.0%
                                    ----------------------- --------- ---------
              Pathmark Stores Inc.  Expires 09/19/10           58,758    19,067
                                    ----------------------- --------- ---------
                                                                         19,067
                                                                      ---------
                                                           Food Total    19,067
                                                                      ---------
                                          CONSUMER NON-CYCLICAL TOTAL    19,067

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Warrants - (continued)

INDUSTRIALS - 0.0%
Metal Fabricate/Hardware - 0.0%                                                               Units   Value ($)
------------------------------------- -------------------------------------------------- ---------- -----------
Metal Processors & Fabrication - 0.0%
                                      -------------------------------------------------- ---------- -----------
Mueller Holdings, Inc.                Expires 04/15/14 (e)                                    1,310       1,546
                                      -------------------------------------------------- ---------- -----------
                                                                                                          1,546
                                                                                                    -----------
                                                                     Metal Fabricate/Hardware Total       1,546
Transportation - 0.0%
Transportation - Trucks - 0.0%
                                      -------------------------------------------------- ---------- -----------
               QDI LLC                Expires 01/15/07 (b)(e)                                10,207      32,458
                                      -------------------------------------------------- ---------- -----------
                                                                                                         32,458
                                                                                                    -----------
                                                                               Transportation Total      32,458
                                                                                                    -----------
                                                                                  INDUSTRIALS TOTAL      34,004

                                      Total Warrants
                                      (cost of $7,829,465)                                              162,698

Short-Term Obligation - 5.2%                                                                Par ($)
------------------------------------- -------------------------------------------------- ---------- -----------
                                      Repurchase agreement with State Street Bank &
                                      Trust Co., dated 11/30/05, due 12/01/05 at 3.850%,
                                      collateralized by a U.S. Treasury Bond maturing
                                      12/22/05, market value of $25,151,963 (repurchase
                                      proceeds $24,656,637)                              24,654,000  24,654,000

                                      Total Short-Term Obligation
                                      (cost of $24,654,000)                                          24,654,000

                                      Total Investments - 95.6%
                                      (cost of $477,503,627) (i)                                    457,121,439

                                      Other Assets & Liabilities, Net - 4.4%                         20,945,631

                                      Net Assets - 100.0%                                           478,067,070

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund


                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Step bond. This security is currently not
                                   paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
                                (b)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which did not include any illiquid securities except for the following, amounted to $87,792,911, which represents 18.4% of net assets.

                          Acquisition
             Security        Date     Par/Units     Cost      Value
         -------------------------------------------------------------
         Hollinger, Inc.
         11.875% 03/01/11  09/30/04   $1,009,000 $1,009,000 $1,009,000
         12.875% 03/01/11  03/05/03    1,474,000  1,464,817  1,555,070
         QDI LLC           05/28/02       10,207         --     32,458
                                                            ----------
                                                            $2,596,528
                                                            ----------

                                (c)The interest rate shown on floating rate or
                                   variable rate securities reflects the rate at November 30, 2005.
                                (d)The issuer has filed for bankruptcy
                                   protection under Chapter 11, and is in
                                   default of certain debt covenants. Income is not being accrued. At November 30, 2005, the value of these securities amounted to $1,254,250, which represents 0.3% of net assets.
                                (e)Represents fair value as determined in good
                                   faith under procedures approved by the Board of Trustees.
                                (f)Step bond. Shown parenthetically is the next
                                   interest rate to be paid and the date the Fund will begin accruing at this rate.
                                (g)Non-income producing.
                                (h)Security has no value.
                                (i)Cost for federal income tax purposes is
                                   $478,228,992.

                                   At November 30, 2005, the Fund had entered into the following forward currency exchange contracts:

        Forward Currency             Aggregate  Settlement  Unrealized
        Contracts to Sell   Value    Face Value    Date    Depreciation
        ---------------------------------------------------------------
               EUR        $3,813,182 $3,802,178 01/23/2006   $(11,004)
               EUR           871,731    865,135 01/30/2006     (6,596)
                                                             --------
                                                             $(17,600)
                                                             --------

                      ACRONYM NAME
                      ------------------------------------
                       EUR    Euro
                       PIK    Payment-In-Kind
                       REIT   Real Estate Investment Trust

                                   At November 30, 2005, the asset allocation of the Fund is as follows:

              ASSET ALLOCATION                     % OF NET ASSETS
              ----------------------------------------------------
              Corporate Fixed-Income Bonds & Notes       84.7%
              Preferred Stocks                            2.7
              Common Stocks                               1.5
              Convertible Bonds                           0.8
              Municipal Bond (Taxable)                    0.7
              Warrants                                    0.0*
              Short-Term Obligation                       5.2
              Other Assets & Liabilities, Net             4.4
                                                        -----
                                                        100.0%
                                                        -----

                                  *Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

    STATEMENT OF ASSETS AND LIABILITIES
                                        ------------------------------------
    November 30, 2005 (unaudited)       Columbia High Yield Opportunity Fund

                                                                                                      ($)
------------------------- ----------------------------------------------------------------- ------------
                   Assets Investments, at cost                                               477,503,627
                                                                                            ------------
                          Investments, at value                                              457,121,439
                          Cash                                                                   337,167
                          Receivable for:
                            Investments sold                                                   4,582,589
                            Fund shares sold                                                  13,469,651
                            Interest                                                           8,914,757
                            Dividends                                                             77,244
                          Deferred Trustees' compensation plan                                    48,773
                                                                                            ------------
                             Total Assets                                                    484,551,620
                          ----------------------------------------------------------------- ------------
              Liabilities Net unrealized depreciation on foreign forward currency contracts       17,600
                          Payable for:
                            Investments purchased                                              2,836,408
                            Fund shares repurchased                                            1,043,228
                            Distributions                                                      1,609,194
                            Investment advisory fee                                              233,870
                            Transfer agent fee                                                   119,045
                            Pricing and bookkeeping fees                                          17,950
                            Trustees' fees                                                         1,345
                            Custody fee                                                            8,734
                            Distribution and service fees                                        216,716
                            Chief compliance officer expenses                                      1,914
                          Deferred Trustees' fees                                                 48,773
                          Other liabilities                                                      329,773
                                                                                            ------------
                             Total Liabilities                                                 6,484,550

                                                                                 Net Assets  478,067,070
                          ----------------------------------------------------------------- ------------
Composition of Net Assets Paid-in capital                                                    894,552,431
                          Overdistributed net investment income                               (1,072,486)
                          Accumulated net realized loss                                     (395,242,632)
                          Net unrealized appreciation (depreciation) on:
                            Investments                                                      (20,382,188)
                            Foreign currency translations                                        211,945
                                                                                            ------------
                                                                                 Net Assets  478,067,070
                          ----------------------------------------------------------------- ------------
                  Class A Net assets                                                         272,726,481
                          Shares outstanding                                                  60,347,954
                          Net asset value per share                                              4.52(a)
                          Maximum offering price per share ($4.52/0.9525)                        4.75(b)
                          ----------------------------------------------------------------- ------------
                  Class B Net assets                                                         166,479,201
                          Shares outstanding                                                  36,837,319
                          Net asset value and offering price per share                           4.52(a)
                          ----------------------------------------------------------------- ------------
                  Class C Net assets                                                          26,129,621
                          Shares outstanding                                                   5,781,920
                          Net asset value and offering price per share                           4.52(a)
                          ----------------------------------------------------------------- ------------
                  Class Z Net assets                                                          12,731,767
                          Shares outstanding                                                   2,817,172
                          Net asset value, offering and redemption price per share                  4.52

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                       ------------------------------------
For the Six Months Ended November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

                                                                                                               ($)
--------------------------------------- -------------------------------------------------------------- ----------
                      Investment Income Dividends                                                         329,838
                                        Interest                                                       20,954,403
                                                                                                       ----------
                                          Total Investment Income                                      21,284,241
                                        -------------------------------------------------------------- ----------
                               Expenses Investment advisory fee                                         1,485,858
                                        Distribution fee:
                                          Class B                                                         685,573
                                          Class C                                                         110,405
                                        Service fee:
                                          Class A                                                         338,438
                                          Class B                                                         228,524
                                          Class C                                                          36,851
                                        Transfer agent fee                                                566,263
                                        Pricing and bookkeeping fees                                       87,111
                                        Trustees' fees                                                     11,628
                                        Custody fee                                                        23,422
                                        Chief compliance officer expenses (See Note 4)                      4,312
                                        Non-recurring costs (See Note 7)                                    3,454
                                        Other expenses                                                    134,364
                                                                                                       ----------
                                          Total Expenses                                                3,716,203
                                        Fees waived by Distributor - Class C                              (21,963)
                                        Fees waived by Transfer Agent                                     (76,688)
                                        Non-recurring costs assumed by Investment Advisor (See Note 7)     (3,454)
                                        Custody earnings credit                                           (12,163)
                                                                                                       ----------
                                          Net Expenses                                                  3,601,935
                                                                                                       ----------
                                        Net Investment Income                                          17,682,306
                                        -------------------------------------------------------------- ----------
Net Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
    on Investments and Foreign Currency   Investments                                                  (7,497,261)
                                          Foreign currency transactions                                   427,842
                                                                                                       ----------
                                           Net realized loss                                           (7,069,419)
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                   5,576,215
                                          Foreign currency translations                                  (423,202)
                                                                                                       ----------
                                           Net change in unrealized appreciation (depreciation)         5,153,013
                                                                                                       ----------
                                        Net Loss                                                       (1,916,406)
                                                                                                       ----------
                                        Net Increase in Net Assets from Operations                     15,765,900

See Accompanying Notes to Financial Statements.

    STATEMENT OF CHANGES IN NET ASSETS
                                       ------------------------------------
                                       Columbia High Yield Opportunity Fund

                                                                                             (unaudited)
                                                                                              Six Months           Year
                                                                                                   Ended          Ended
                                                                                            November 30,        May 31,
Increase (Decrease) in Net Assets                                                               2005 ($)       2005 ($)
-------------------------------------- ---------------------------------------------------- ------------  ------------
                            Operations Net investment income                                  17,682,306    42,938,667
                                       Net realized gain (loss) on investments and foreign
                                        currency transactions                                 (7,069,419)   16,486,865
                                       Net change in unrealized appreciation (depreciation)
                                        on investments and foreign currency translations       5,153,013    (6,978,243)
                                                                                            ------------  ------------
                                       Net Increase from Operations                           15,765,900    52,447,289
                                       ---------------------------------------------------- ------------  ------------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                             (11,207,674)  (24,843,221)
                                         Class B                                              (6,873,934)  (17,229,500)
                                         Class C                                              (1,129,748)   (3,195,340)
                                         Class Z                                                (537,695)   (1,286,008)
                                                                                            ------------  ------------
                                       Total Distributions Declared to Shareholders          (19,749,051)  (46,554,069)
                                       ---------------------------------------------------- ------------  ------------
                    Share Transactions Class A:
                                         Subscriptions                                        27,894,175    51,631,025
                                         Distributions reinvested                              5,777,210    12,970,332
                                         Redemptions                                         (31,715,648) (119,788,196)
                                                                                            ------------  ------------
                                          Net Increase (Decrease)                              1,955,737   (55,186,839)
                                       Class B:
                                         Subscriptions                                         3,905,652    15,033,791
                                         Distributions reinvested                              3,398,250     8,549,272
                                         Redemptions                                         (33,994,497)  (84,300,266)
                                                                                            ------------  ------------
                                          Net Decrease                                       (26,690,595)  (60,717,203)
                                       Class C:
                                         Subscriptions                                         1,155,715     2,313,673
                                         Distributions reinvested                                635,011     2,060,574
                                         Redemptions                                          (5,775,145)  (20,777,439)
                                                                                            ------------  ------------
                                          Net Decrease                                        (3,984,419)  (16,403,192)
                                       Class Z:
                                         Subscriptions                                         1,549,792     8,036,535
                                         Distributions reinvested                                388,909       964,387
                                         Redemptions                                          (1,928,264)  (10,416,599)
                                                                                            ------------  ------------
                                          Net Increase (Decrease)                                 10,437    (1,415,677)
                                       Net Decrease from Share Transactions                  (28,708,840) (133,722,911)
                                                                                            ------------  ------------
                                       Total Decrease in Net Assets                          (32,691,991) (127,829,691)
                                       ---------------------------------------------------- ------------  ------------
                            Net Assets Beginning of period                                   510,759,061   638,588,752
                                       End of period                                         478,067,070   510,759,061
                                       Undistributed (overdistributed) net investment
                                        income at end of period                               (1,072,486)      994,259

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       Columbia High Yield Opportunity Fund

                                                          (unaudited)
                                                           Six Months          Year
                                                                Ended         Ended
                                                         November 30,       May 31,
                                                                 2005          2005
----------------- -------------------------------------  ------------  -----------
Changes in Shares Class A:
                    Subscriptions                           6,118,726   11,017,719
                    Issued for distributions reinvested     1,256,943    2,760,651
                    Redemptions                            (6,899,205) (25,637,277)
                                                         ------------  -----------
                     Net Increase (Decrease)                  476,464  (11,858,907)
                  Class B:
                    Subscriptions                             854,019    3,195,705
                    Issued for distributions reinvested       739,070    1,819,533
                    Redemptions                            (7,386,271) (17,983,556)
                                                         ------------  -----------
                     Net Decrease                          (5,793,182) (12,968,318)
                  Class C:
                    Subscriptions                             249,756      492,732
                    Issued for distributions reinvested       138,092      438,421
                    Redemptions                            (1,262,746)  (4,477,212)
                                                         ------------  -----------
                     Net Decrease                            (874,898)  (3,546,059)
                  Class Z:
                    Subscriptions                             339,850    1,698,113
                    Issued for distributions reinvested        84,609      204,777
                    Redemptions                              (419,739)  (2,216,660)
                                                         ------------  -----------
                     Net Increase (Decrease)                    4,720     (313,770)

See Accompanying Notes to Financial Statements.

       NOTES TO FINANCIAL STATEMENTS
                                     ------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund

Note 1. Organization

Columbia High Yield Opportunity Fund (the "Fund"), a series of Columbia Funds Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks high current income and total return.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months on an original purchase of $1 million to $50 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended May 31, 2005 was as follows:

                                              May 31, 2005
                     -------------------------------------
                     Distributions paid from:
                     -------------------------------------
                      Ordinary Income*         $46,554,069
                     -------------------------------------
                      Long-Term Capital Gains           --
                     -------------------------------------

Unrealized appreciation and depreciation at November 30, 2005, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation      $ 12,193,095
                   Unrealized depreciation       (33,300,648)
                                                ------------
                    Net unrealized depreciation $(21,107,553)
                   ------------------------------------------

The following capital loss carryforwards, determined as of May 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                            Year of    Capital Loss
                            Expiration Carryforward
                            -----------------------
                            2008       $ 37,575,496
                            -----------------------
                            2009        161,087,717
                            -----------------------
                            2010        171,019,187
                            -----------------------
                            2011         18,463,873
                                       ------------
                                       $388,146,273
                            -----------------------

Of the capital loss carryforwards attributable to the Fund $3,086,545 ($2,216,468 will expire May 31, 2008 and $870,077 will expire May 31, 2009) was obtained in the merger with Stein Roe High Yield Fund.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets     Annual Fee Rate
                 ----------------------------------------------
                   First $500 million                0.60%
                 ----------------------------------------------
                   $500 million to $1 billion        0.55%
                 ----------------------------------------------
                   $1 billion to $1.5 billion        0.52%
                 ----------------------------------------------
                   Over $1.5 billion                 0.49%
                 ----------------------------------------------

For the six months ended November 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.60%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee, calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund also reimburses Columbia and State Street for out-of pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended November 30, 2005, the Fund's annualized effective pricing and bookkeeping rate, inclusive of out-of-pocket expenses, was 0.035%.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2005, the Transfer Agent received a fee, paid monthly at the annual rate of $34.00 per open account and was reimbursed for certain out-of-pocket expenses. For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived fees of $76,688 for the Fund.

For the six months ended November 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket fees, was 0.20%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the six months ended November 30, 2005, the Distributor has retained net underwriting discounts of $14,029 on sales of the Fund's Class A shares and received net CDSC fees of $3, $189,079 and $1,128 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund


Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended November 30, 2005, the Fund paid $1,053 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended November 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $161,598,172 and $212,734,963, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended November 30, 2005, the Fund did not borrow under this arrangement.

Note 7. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group")

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the funds or their shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended

--------------------------------------------------------------------------------
       November 30, 2005 (unaudited) Columbia High Yield Opportunity Fund complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005.

For the six months ended November 30, 2005, Columbia has assumed $3,454 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

           FINANCIAL HIGHLIGHTS
                                ------------------------------------
                                Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                         (Unaudited)
                                          Six Months                                          Period
                                               Ended                                           Ended
                                        November 30,         Year Ended May 31,              May 31,
Class A Shares                                  2005           2005           2004           2003(a)
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $   4.56          $   4.54       $   4.30       $   4.01

-------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                    0.17(b)           0.35(b)        0.35(b)        0.14(b)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                (0.02)             0.05           0.21           0.30
                                     --------          --------       --------       --------
Total from Investment Operations         0.15              0.40           0.56           0.44

-------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income              (0.19)            (0.38)         (0.32)         (0.15)
Return of capital                          --                --             --             --
                                     --------          --------       --------       --------
Total Distributions Declared to
Shareholders                            (0.19)            (0.38)         (0.32)         (0.15)

-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $   4.52          $   4.56       $   4.54       $   4.30
Total return (e)                         3.32%(f)(g)       8.93%(h)      13.30%(g)      11.01%(f)(g)

-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                             1.15%(j)          1.15%          1.19%          1.29%(j)
Net investment income (i)                7.44%(j)          7.55%          7.65%          8.24%(j)
Waiver/reimbursement                     0.03%(j)            --           0.01%            --%(j)(k)
Portfolio turnover rate                    34%(f)            67%            75%            45%(f)
Net assets, end of period (000's)    $272,726          $273,104       $325,658       $376,944

-------------------------------------------------------------------------------------------------------

                                         (Unaudited)
                                          Six Months
                                               Ended
                                        November 30,           Year Ended December 31,
Class A Shares                              2002             2001          2000
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $   4.62      $   5.30         $   6.55

-------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                    0.34(b)       0.52(b)(c)       0.61(d)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                (0.53)        (0.65)(c)        (1.24)
                                     --------      --------         --------
Total from Investment Operations        (0.19)        (0.13)           (0.63)

-------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income              (0.39)        (0.51)           (0.62)
Return of capital                       (0.03)        (0.04)              --
                                     --------      --------         --------
Total Distributions Declared to
Shareholders                            (0.42)        (0.55)           (0.62)

-------------------------------------------------------------------------------
Net Asset Value, End of Period       $   4.01      $   4.62         $   5.30
Total return (e)                        (4.27)%       (2.78)%         (10.28)%

-------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                             1.31%         1.22%            1.16%
Net investment income (i)                7.92%        10.34%(c)        10.00%
Waiver/reimbursement                       --            --               --
Portfolio turnover rate                    63%           62%              28%
Net assets, end of period (000's)    $361,780      $369,043         $390,917

-------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.76% to 10.34%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Not annualized.
(g)Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                       Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                                 (Unaudited)
                                                  Six Months                                          Period
                                                       Ended                                           Ended
                                                November 30,         Year Ended May 31,              May 31,
Class B Shares                                          2005           2005           2004           2003(a)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $   4.56          $   4.54       $   4.30       $   4.01

---------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.16(b)           0.32(b)        0.31(b)        0.13(b)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                        (0.03)             0.05           0.22           0.29
                                             --------          --------       --------       --------
Total from Investment Operations                 0.13              0.37           0.53           0.42

---------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                      (0.17)            (0.35)         (0.29)         (0.13)
Return of capital                                  --                --             --             --
                                             --------          --------       --------       --------
Total Distributions Declared to
Shareholders                                    (0.17)            (0.35)         (0.29)         (0.13)

---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   4.52          $   4.56       $   4.54       $   4.30
Total return (e)                                 2.94%(f)(g)       8.13%(h)      12.46%(g)      10.67%(f)(g)

---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                                     1.90%(j)          1.90%          1.94%          2.04%(j)
Net investment income (i)                        6.69%(j)          6.80%          6.90%          7.49%(j)
Waiver/reimbursement                             0.03%(j)            --           0.01%            --%(j)(k)
Portfolio turnover rate                            34%(f)            67%            75%            45%(f)
Net assets, end of period (000's)            $166,479          $194,460       $252,415       $305,021

---------------------------------------------------------------------------------------------------------------

                                                 (Unaudited)
                                                  Six Months
                                                       Ended
                                                November 30,           Year Ended December 31,
Class B Shares                                      2002             2001          2000
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $   4.62      $   5.30         $   6.55

---------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                            0.31(b)       0.48(b)(c)       0.56(d)
Net realized and unrealized gain
(loss) on investments and foreign
currency                                        (0.54)        (0.65)(c)        (1.24)
                                             --------      --------         --------
Total from Investment Operations                (0.23)        (0.17)           (0.68)

---------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                      (0.35)        (0.47)           (0.57)
Return of capital                               (0.03)        (0.04)              --
                                             --------      --------         --------
Total Distributions Declared to
Shareholders                                    (0.38)        (0.51)           (0.57)

---------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   4.01      $   4.62         $   5.30
Total return (e)                                (4.99)%       (3.51)%         (10.96)%

---------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                                     2.06%         1.97%            1.91%
Net investment income (i)                        7.17%         9.59%(c)         9.25%
Waiver/reimbursement                               --            --               --
Portfolio turnover rate                            63%           62%              28%
Net assets, end of period (000's)            $280,220      $350,464         $433,949

---------------------------------------------------------------------------------------


(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.02% to 9.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Not annualized.
(g)Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.

--------------------------------------------------------------------------------
                       Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                             (Unaudited)
                                              Six Months                                   Period
                                                   Ended                                    Ended
                                            November 30,       Year Ended May 31,         May 31,
Class C Shares                                      2005          2005         2004       2003(a)
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  4.56       $  4.54       $  4.30      $  4.01

----------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                           0.16(b)       0.33(b)       0.32(b)      0.13(b)
Net realized and unrealized gain (loss) on
investments and foreign currency               (0.02)         0.04          0.21         0.29
                                             -------       -------       -------      -------
Total from Investment Operations                0.14          0.37          0.53         0.42

----------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                     (0.18)        (0.35)        (0.29)       (0.13)
Return of capital                                 --            --            --           --
                                             -------       -------       -------      -------
Total Distributions Declared to
Shareholders                                   (0.18)        (0.35)        (0.29)       (0.13)

----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  4.52       $  4.56       $  4.54      $  4.30
Total return (e)(f)                             3.01%(g)      8.29%(h)     12.63%       10.74%(g)

----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                                    1.75%(j)      1.75%         1.79%        1.89%(j)
Net investment income (i)                       6.84%(j)      6.95%         7.05%        7.64%(j)
Waiver/reimbursement                            0.18%(j)      0.15%         0.16%        0.15%(j)
Portfolio turnover rate                           34%(g)        67%           75%          45%(g)
Net assets, end of period (000's)            $26,130       $30,366       $46,322      $51,471

----------------------------------------------------------------------------------------------------

                                             (Unaudited)
                                              Six Months
                                                   Ended
                                            November 30,          Year Ended December 31,
Class C Shares                                     2002            2001         2000
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  4.62      $  5.30         $  6.55

------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                           0.31(b)      0.49(b)(c)      0.57(d)
Net realized and unrealized gain (loss) on
investments and foreign currency               (0.53)       (0.65)(c)       (1.24)
                                             -------      -------         -------
Total from Investment Operations               (0.22)       (0.16)          (0.67)

------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                     (0.36)       (0.48)          (0.58)
Return of capital                              (0.03)       (0.04)             --
                                             -------      -------         -------
Total Distributions Declared to
Shareholders                                   (0.39)       (0.52)          (0.58)

------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  4.01      $  4.62         $  5.30
Total return (e)(f)                            (4.85)%      (3.37)%        (10.78)%

------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                                    1.91%        1.82%           1.76%
Net investment income (i)                       7.32%        9.74%(c)        9.40%
Waiver/reimbursement                            0.15%        0.15%           0.15%
Portfolio turnover rate                           63%          62%             28%
Net assets, end of period (000's)            $46,568      $52,122         $48,904

------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 9.16% to 9.74%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Investment Advisor, Transfer Agent and/or Distributor not waived a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
(j)Annualized.

--------------------------------------------------------------------------------
                       Columbia High Yield Opportunity Fund

Selected data for a share outstanding throughout each period is as follows:

                                                (Unaudited)
                                                 Six Months                                       Period
                                                      Ended                                        Ended
                                               November 30,        Year Ended May 31,            May 31,
Class Z Shares                                         2005          2005          2004          2003(a)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  4.56          $  4.54       $  4.30       $  4.01

-----------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                           0.18(b)          0.37(b)       0.36(b)       0.15(b)
Net realized and unrealized gain (loss) on
investments and foreign currency               (0.02)            0.04          0.21          0.29
                                             -------          -------       -------       -------
Total from Investment Operations                0.16             0.41          0.57          0.44

-----------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                     (0.20)           (0.39)        (0.33)        (0.15)
Return of capital                                 --               --            --            --
                                             -------          -------       -------       -------
Total Distributions Declared to Shareholders   (0.20)           (0.39)        (0.33)        (0.15)

-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  4.52          $  4.56       $  4.54       $  4.30
Total return (e)                                3.45%(f)(g)      9.21%(h)     13.58%(g)     11.12%(f)(g)

-----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                                    0.90%(j)         0.90%         0.94%         1.04%(j)
Net investment income (i)                       7.68%(j)         7.80%         7.92%         8.49%(j)
Waiver/reimbursement                            0.03%(j)           --          0.01%           --%(j)(k)
Portfolio turnover rate                           34%(f)           67%           75%           45%(f)
Net assets, end of period (000's)            $12,732          $12,829       $14,194       $45,803

-----------------------------------------------------------------------------------------------------------

                                                (Unaudited)
                                                 Six Months
                                                      Ended
                                               November 30,         Year Ended December 31,
Class Z Shares                                     2002           2001         2000
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  4.62      $ 5.30         $  6.55

-----------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                           0.33(b)     0.53(b)(c)      0.62(d)
Net realized and unrealized gain (loss) on
investments and foreign currency               (0.51)      (0.65)(c)       (1.24)
                                             -------      ------         -------
Total from Investment Operations               (0.18)      (0.12)          (0.62)

-----------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                     (0.40)      (0.52)          (0.63)
Return of capital                              (0.03)      (0.04)             --
                                             -------      ------         -------
Total Distributions Declared to Shareholders   (0.43)      (0.56)          (0.63)

-----------------------------------------------------------------------------------
Net Asset Value, End of Period               $  4.01      $ 4.62         $  5.30
Total return (e)                               (4.03)%     (2.53)%        (10.06)%

-----------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses (i)                                    1.06%       0.97%           0.91%
Net investment income (i)                       8.17%      10.59%(c)       10.25%
Waiver/reimbursement                              --          --              --
Portfolio turnover rate                           63%         62%             28%
Net assets, end of period (000's)            $35,541      $1,978         $   566

-----------------------------------------------------------------------------------



(a)The Fund changed its fiscal year end from December 31 to May 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized loss per share by $0.05 and increase the ratio of net investment income to average net assets from 10.01% to 10.59%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested.
(f)Not annualized.
(g)Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                   ------------------------------------
November 30, 2005 (unaudited)                                      Columbia High Yield Opportunity Fund

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year. The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items,
(i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements: The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and
(iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements. Investment performance of the funds and Columbia. The

--------------------------------------------------------------------------------
             November 30, 2005 (unaudited)    Columbia High Yield
                                                 Opportunity Fund

Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy;
(iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive. The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and changes to expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented

--------------------------------------------------------------------------------
             November 30, 2005 (unaudited)    Columbia High Yield
                                                 Opportunity Fund

breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

.. so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

.. the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through November 30, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                   ------------------------------------
November 30, 2005 (unaudited)                                      Columbia High Yield Opportunity Fund

                   PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                          ASSURANCE OF DISCONTINUANCE
                             BETWEEN THE OFFICE OF
                    ATTORNEY GENERAL OF NEW YORK STATE AND
                    COLUMBIA MANAGEMENT ADVISORS, INC. AND
                       COLUMBIA FUNDS DISTRIBUTOR, INC.

                               OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof ) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof ) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

1Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                   ------------------------------------
November 30, 2005 (unaudited)                                      Columbia High Yield Opportunity Fund


3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved. In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained
Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates. {Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED
TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds.

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                   ------------------------------------
November 30, 2005 (unaudited)                                      Columbia High Yield Opportunity Fund

This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing. My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

  IMPORTANT INFORMATION ABOUT THIS REPORT
                                          ------------------------------------
                                          Columbia High Yield Opportunity Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Opportunity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended
June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A, merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

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Columbia High Yield Opportunity Fund Semiannual Report, November 30, 2005
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                                                                    U.S. Postage
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                                                                   Holliston, MA
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Columbia Management.

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

    (a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b)There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Trust I

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------
                         Christopher L. Wilson, President

Date January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         -------------------------------
                         Christopher L. Wilson, President

Date January 25, 2006

By (Signature and Title) /S/ J. Kevin Connaughton
                         -------------------------------
                         J. Kevin Connaughton, Treasurer

Date January 25, 2006